UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	January 1, 2011 — June 30, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|11

Semiannual report

Putnam VT Diversified Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

In early August, equity markets around the world were rocked by indications of slowing economic growth and worsening debt issues in Europe and the United States. Significantly, Standard & Poor’s downgraded U.S. sovereign debt to AA+ from AAA on August 5. While Putnam’s investment team believes the downgrade will have limited immediate impact on the real economy, it is important to recognize that market volatility has risen in the near term.

Long-term investors are wise to seek the counsel of their financial advisors during volatile times and to remember that market volatility historically has served as an opportunity for nimble managers to both guard against risk and pursue new opportunities. We believe that many investment opportunities still exist today, and that Putnam’s active, research-intensive investment approach offers shareholders a potential advantage in this environment.

We would like to thank John A. Hill, who has served as Chairman of the Trustees since 2000 and who continues on as a Trustee, for his service. We are pleased to announce that Jameson A. Baxter is the new Chair, having served as Vice Chair since 2005 and a Trustee since 1994. Ms. Baxter is President of Baxter Associates, Inc., a private investment firm, and Chair of the Mutual Fund Directors Forum. In addition, she serves as Chair Emeritus of the Board of Trustees of Mount Holyoke College, Director of the Adirondack Land Trust, and Trustee of the Nature Conservancy’s Adirondack Chapter.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 6/30/11)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2011

Class IA: $7.29			Class IB: $7.29

Total return at net asset value
				Citigroup
			Barclays	Non-U.S.	JPMorgan
			Capital U.S.	World	Developed
(as of	Class IA	Class IB	Aggregate	Government	High Yield
6/30/11)	shares*	shares†	Bond Index	Bond Index	Index‡

6 months	2.61%	2.47%	2.72%	4.69%	5.50%

1 year	8.99	8.86	3.90	13.94	15.75

5 years	36.45	36.54	37.15	45.31	56.27
Annualized	6.41	6.43	6.52	7.76	9.34

10 years	103.06	100.66	74.81	129.84	142.89
Annualized	7.34	7.21	5.74	8.68	9.28

Life	182.89	175.75	185.02	200.05	—
Annualized	6.02	5.87	6.06	6.36	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ The fund’s secondary benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

P-1	17.3%

Aaa	20.8%

Aa	0.5%

A	1.2%

Baa	8.1%

Ba	10.3%

B	23.8%

Caa and below	29.5%

Not rated	–11.5%

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 6/30/11. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Credit qualities are shown as a percentage of net assets as of 6/30/11. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Putnam VT Diversified Income Fund	1

Report from your fund’s manager

What was the bond-market environment like during the six months ended June 30, 2011?

The fixed-income market generated positive returns, but market leadership shifted significantly. During the first half of the period, the best-performing sectors were those on the riskier end of the spectrum that benefited from an improving economy, such as high-yield corporate bonds, leveraged loans, and commercial mortgage-backed securities [CMBS]. However, during the second half, disappointing economic data and the anticipated end of the Federal Reserve’s second quantitative easing program caused interest rates to decline, boosting higher-quality bonds, such as U.S. Treasuries and tax-exempt bonds. Emerging-market debt also performed well, benefiting from tightening yield spreads amid strong developing-economy fundamentals. Treasury Inflation Protected Securities [TIPS] registered a solid absolute return and were among the best-performing categories for the period, despite a drop in short-term inflation expectations.

Looking at the Treasury yield curve, as U.S. economic data softened, and the Federal Reserve signaled that it was in no hurry to tighten monetary policy, interest rates declined across the short and intermediate portions of the curve. Short-term rates fell more than longer-term rates and, at period-end, the yield curve stood at one of its steepest levels on record.

Which holdings were the main contributors to the fund’s performance?

Government-agency interest-only collateralized mortgage obligations [IO CMOs] were a key contributor. Despite falling interest rates during the latter half of the period, refinancing activity on the mortgage pools underlying the IO CMOs that we held remained at low levels. As a result, these securities generated steady cash flows throughout the period, and their prices moved higher. In fact, IO CMOs were one of the best-performing subsectors in the entire fixed-income market during the period.

In implementing our IO CMO strategy, we used interest-rate swaps, futures, and options to hedge the fund’s duration — or sensitivity to interest-rate changes — and to gain exposure on interest rates. We used forward currency contracts to hedge foreign exchange risk and gain exposure on currency, and total return swaps to hedge sector exposure, as well as to gain exposure to specific sectors, industries, or rates of inflation in regions or countries.

An overweight allocation to high-yield corporate bonds was another important contributor to the fund’s return. Despite periods of underperformance in March and June, high-yield bonds were still among the top-performing bond-market categories for the period as a whole. Credit fundamentals remained positive, with the number of ratings upgrades outpacing the number of downgrades by a significant margin. The overall default rate remained low, declining below 1.0% by the end of the period, which is well under the 25-year average of 4.3% and the peak rate of nearly 14% that was reached in December 2009.

Security selection in emerging-market debt also boosted performance, with our investments in bonds from Russia, Argentina, Brazil, and Venezuela delivering the best results.

A small position in short-term CMBS rounded out the top contributors. Our holdings of bonds in the highly liquid uppermost part of the capital structure held up well amid the sell-off that occurred in riskier areas of the market during the second half of the period.

Which strategies detracted from results?

Global currencies were generally volatile during the period, and our active currency management detracted from results. Specifically, the fund was hurt by long positions in the underperforming Australian dollar, and short positions in the Swiss franc and Japanese yen. On the positive side, taking tactical long and short positions in the euro was beneficial during an up-and-down period for Europe’s common currency, and helped mitigate the overall underperformance of our currency strategies.

Our interest-rate and yield-curve strategies also detracted. We took a cautious approach toward interest-rate risk, keeping the fund’s duration shorter than that of its benchmark, which particularly hurt in the United States and Switzerland as rates fell. Additionally, positions designed to benefit from a flatter yield curve proved detrimental in the United States and the United Kingdom, as rates declined across the curve in both countries and the yield curve steepened.

What is your outlook for the global credit markets over the coming months, and how have you positioned the fund?

For the first time since the late 1990s, we are dealing with a global economy that has multiple tiers of growth. In Asia and certain parts of Europe, economies are growing robustly, increasing the likelihood that central banks in these regions will need to raise interest rates to contain inflation. Meanwhile, in the United States, the United Kingdom, and other parts of Europe, economies are weighed down by structural problems that are constraining growth. Central banks in these regions have implemented easier monetary policies in hopes of stimulating growth. From our perspective as fixed-income investors, one of the key risks on the horizon is the effectiveness of central-bank policy to meet these divergent policy goals.

Given our economic outlook, we believe that credit-sensitive fixed-income sectors may perform well. As a result, at period-end, we modestly increased the fund’s holdings of high-yield corporate bonds, supported by strong corporate balance sheets and default rates that remain at historic lows. We also have a positive outlook for non-agency residential mortgage-backed securities, as the sell-off in this sector during the final months of the period pushed yields to even more attractive levels versus Treasuries.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

2	Putnam VT Diversified Income Fund

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1987.

In addition to Bill, your fund is managed by Michael Atkin, Kevin Murphy, Michael Salm, and Paul Scanlon.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Putnam VT Diversified Income Fund	3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2011, to June 30, 2011. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/11		for the 6 months ended 6/30/11

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.77	$5.02	$3.76	$5.01

Ending value
(after expenses)	$1,026.10	$1,024.70	$1,021.08	$1,019.84

Annualized
expense ratio	0.75%	1.00%	0.75%	1.00%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/11. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

4	Putnam VT Diversified Income Fund

The fund’s portfolio 6/30/11 (Unaudited)

CORPORATE BONDS AND NOTES (34.7%)*		Principal amount	Value

Basic materials (2.6%)
Associated Materials, LLC 144A company
guaranty sr. notes 9 1/8s, 2017		$299,000	$298,202

Atkore International, Inc. 144A sr. notes
9 7/8s, 2018		242,000	254,100

Catalyst Paper Corp. 144A company
guaranty sr. notes 11s, 2016 (Canada)		140,000	119,700

Celanese US Holdings, LLC company
guaranty sr. unsec. notes 6 5/8s, 2018
(Germany)		360,000	379,800

Celanese US Holdings, LLC sr. notes 5 7/8s,
2021 (Germany)		250,000	255,625

Chemtura Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2018		99,000	103,703

Clondalkin Acquisition BV 144A company
guaranty sr. notes FRN 2.247s, 2013
(Netherlands)		100,000	95,500

Exopack Holding Corp. 144A sr. notes 10s, 2018		200,000	198,500

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		603,000	625,613

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 7s, 2015 (Australia)		389,000	396,662

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)		315,000	320,616

Georgia-Pacific, LLC 144A company
guaranty 7 1/8s, 2017		240,000	253,021

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty notes 9s, 2020		277,000	283,925

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes
8 7/8s, 2018		220,000	228,800

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021		387,000	420,863

INEOS Finance PLC 144A company
guaranty sr. notes 9 1/4s, 2015
(United Kingdom)	EUR	160,000	241,218

INEOS Finance PLC 144A company
guaranty sr. notes 9s, 2015 (United Kingdom)		$275,000	290,125

INEOS Group Holdings, Ltd. company
guaranty sr. unsec. notes Ser. REGS, 7 7/8s,
2016 (United Kingdom)	EUR	480,000	672,329

JMC Steel Group 144A sr. notes 8 1/4s, 2018		$95,000	96,425

KRATON Polymers, LLC/KRATON Polymers
Capital Corp. sr. notes 6 3/4s, 2019		43,000	43,000

Kronos International, Inc. sr. notes 6 1/2s,
2013 (Germany)	EUR	401,600	586,231

Lyondell Chemical Co. sr. notes 11s, 2018		$915,000	1,024,800

Lyondell Chemical Co. 144A company
guaranty sr. notes 8s, 2017		589,000	655,263

Momentive Performance Materials, Inc. notes
9s, 2021		412,000	420,240

NewPage Corp. company guaranty sr. notes
11 3/8s, 2014		170,000	158,525

Nexeo Solutions, LLC/Nexeo Solutions
Finance Corp. 144A company guaranty
sr. sub. notes 8 3/8s, 2018		85,000	86,063

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020		295,000	318,600

Novelis, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2015		306,000	307,913

PE Paper Escrow GmbH sr. notes Ser. REGS,
11 3/4s, 2014 (Austria)	EUR	483,000	785,425

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Basic materials cont.
PE Paper Escrow GmbH 144A sr. notes 12s,
2014 (Austria)		$125,000	$141,250

Rockwood Specialties Group, Inc. company
guaranty sr. unsec. sub. notes 7 5/8s, 2014	EUR	50,000	73,505

SGL Carbon SE company guaranty sr. sub.
notes FRN Ser. EMTN, 2.67s, 2015 (Germany)	EUR	182,000	260,437

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)		$132,000	133,320

Solutia, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2017		202,000	219,170

Solutia, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2020		382,000	412,560

Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 7 3/8s, 2012		111,000	117,105

Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016		253,000	265,650

Styrolution GmbH 144A sr. notes
7 5/8s, 2016 (Germany)	EUR	225,000	315,850

Teck Resources Limited sr. notes 10 1/4s,
2016 (Canada)		$175,000	209,125

Thompson Creek Metals Co., Inc. 144A
company guaranty sr. notes 7 3/8s, 2018
(Canada)		140,000	137,200

TPC Group, LLC 144A sr. notes 8 1/4s, 2017		285,000	295,688

Tube City IMS Corp. company guaranty
sr. unsec. sub. notes 9 3/4s, 2015		292,000	301,490

USG Corp. 144A company guaranty sr. notes
8 3/8s, 2018		100,000	98,500

Verso Paper Holdings, LLC/Verso Paper, Inc.
sr. notes 11 1/2s, 2014		343,000	365,295

Verso Paper Holdings, LLC/Verso Paper, Inc.
144A sr. notes 8 3/4s, 2019		120,000	106,800

			13,373,732
Capital goods (1.8%)
Alliant Techsystems, Inc. sr. sub. notes
6 3/4s, 2016		277,000	282,540

Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 7 1/8s, 2019		80,000	77,800

Altra Holdings, Inc. company
guaranty sr. notes 8 1/8s, 2016		135,000	145,800

American Axle & Manufacturing, Inc.
company guaranty sr. unsec. notes
5 1/4s, 2014		143,000	141,213

American Axle & Manufacturing, Inc.
company guaranty sr. unsec. unsub. notes
7 7/8s, 2017		45,000	45,000

American Axle & Manufacturing, Inc. 144A
company guaranty sr. notes 9 1/4s, 2017		104,000	113,360

ARD Finance SA 144A 11 1/8s, 2018
(Luxembourg)	EUR	100,000	148,043

Ardagh Packaging Finance PLC sr. notes
Ser. REGS, 7 3/8s, 2017 (Ireland)	EUR	190,000	277,433

BE Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020		$398,000	415,910

Berry Plastics Corp. company guaranty notes
FRN 4.122s, 2014		260,000	241,800

Berry Plastics Corp. company guaranty
sr. notes 9 1/2s, 2018		131,000	130,018

Berry Plastics Corp. notes 9 3/4s, 2021		33,000	31,928

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020		200,000	212,000

Putnam VT Diversified Income Fund	5

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Capital goods cont.
Crown Americas, LLC/Crown Americas
Capital Corp. III 144A sr. notes 6 1/4s, 2021		$195,000	$196,950

Crown Euro Holdings SA 144A sr. notes
7 1/8s, 2018 (France)	EUR	60,000	89,112

Delphi Corp. 144A sr. notes 6 1/8s, 2021		$200,000	197,500

Exide Technologies 144A sr. notes
8 5/8s, 2018		130,000	135,200

Graham Packaging Co., LP/GPC Capital Corp.
company guaranty sr. unsec. notes 8 1/4s, 2017		130,000	144,950

Griffon Corp. 144A company guaranty
sr. unsec. notes 7 1/8s, 2018		90,000	90,338

Kratos Defense & Security Solutions, Inc.
company guaranty sr. notes 10s, 2017		217,000	228,935

Kratos Defense & Security Solutions, Inc.
144A sr. notes 10s, 2017		305,000	321,775

Legrand SA unsec. unsub. debs. 8 1/2s, 2025
(France)		469,000	588,121

Mueller Water Products, Inc. company
guaranty sr. unsec. unsub. notes 8 3/4s, 2020		40,000	43,300

Pittsburgh Glass Works, LLC 144A
sr. notes 8 1/2s, 2016		181,000	185,978

Polypore International, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2017		155,000	163,913

Pregis Corp. company guaranty notes
FRN 6.327s, 2013	EUR	50,000	69,649

Pregis Corp. company guaranty sr. sub.
notes 12 3/8s, 2013		$150,000	148,688

Rexam PLC unsec. sub. bonds FRB 6 3/4s,
2067 (United Kingdom)	EUR	210,000	292,830

Rexel SA company guaranty sr. unsec.
notes 8 1/4s, 2016 (France)	EUR	478,000	745,326

Reynolds Group DL Escrow, Inc./Reynolds
Group Escrow, LLC 144A sr. notes 8 1/2s,
2016 (Luxembourg)	EUR	467,000	692,527

Reynolds Group Issuer, Inc. 144A company
guaranty sr. notes 7 1/8s, 2019		$185,000	183,613

Reynolds Group Issuer, Inc. 144A company
guaranty sr. unsec. notes 9s, 2019		110,000	108,625

Ryerson, Inc. company guaranty sr. notes
12s, 2015		428,000	454,750

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019		215,000	217,688

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018		200,000	209,500

Tenneco, Inc. company
guaranty sr. unsub. notes 6 7/8s, 2020		195,000	198,413

Terex Corp. sr. unsec. sub. notes 8s, 2017		81,000	83,025

Thermadyne Holdings Corp. 144A sr. notes
9s, 2017		428,000	447,260

Thermon Industries, Inc. company
guaranty sr. notes 9 1/2s, 2017		190,000	203,775

TransDigm, Inc. 144A sr. sub. notes
7 3/4s, 2018		390,000	409,500

Zinc Capital SA 144A sr. notes 8 7/8s, 2018
(Luxembourg)	EUR	145,000	207,854

			9,321,940
Communication services (4.3%)
AMC Networks, Inc. 144A company
guaranty sr. unsec notes 7 3/4s, 2021		$115,000	120,175

Bresnan Broadband Holdings, LLC 144A
company guaranty sr. unsec. unsub. notes
8s, 2018		100,000	104,500

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Communication services cont.
Cablevision Systems Corp. sr. unsec. unsub.
notes 8 5/8s, 2017		$150,000	$162,563

Cablevision Systems Corp. sr. unsec. unsub.
notes 8s, 2020		66,000	70,785

CCH II, LLC/CCH II Capital company
guaranty sr. unsec. notes 13 1/2s, 2016		213,893	251,859

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2018		255,000	268,706

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021		240,000	236,400

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019		195,000	200,850

Cequel Communications Holdings I LLC/
Cequel Capital Corp. 144A sr. notes
8 5/8s, 2017		206,000	214,240

Cincinnati Bell, Inc. company guaranty
sr. unsec. notes 7s, 2015		112,000	113,400

Cincinnati Bell, Inc. company guaranty
sr. unsec. sub. notes 8 3/4s, 2018		360,000	341,100

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company guaranty
sr. notes 12s, 2015		1,020,000	1,092,675

Cricket Communications, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2020		395,000	387,100

Cricket Communications, Inc. company
guaranty sr. unsec. unsub. notes 10s, 2015		500,000	538,750

Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016		660,000	699,600

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019		90,000	94,725

CSC Holdings LLC sr. notes 6 3/4s, 2012		116,000	119,335

CSC Holdings LLC sr. unsec. unsub. notes
8 1/2s, 2014		320,000	354,400

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s,
2017 (Jamaica)		443,000	459,613

EH Holding Corp. 144A sr. notes 6 1/2s, 2019		200,000	203,500

EH Holding Corp. 144A sr. unsec. notes
7 5/8s, 2021		360,000	367,200

Frontier Communications Corp. sr. unsec.
notes 8 1/4s, 2017		250,000	271,875

Frontier Communications Corp. sr. unsec.
notes 8 1/8s, 2018		787,000	853,895

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017
(United Kingdom)		500,000	530,000

Intelsat Jackson Holdings SA 144A company
guaranty sr. notes 7 1/2s, 2021 (Bermuda)		288,000	286,200

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡		1,399,937	1,504,932

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/4s, 2017
(Luxembourg)		349,000	374,739

Intelsat Luxembourg SA 144A company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡		180,000	193,500

Kabel BW Erste Beteiligungs GmbH/Kabel
Baden-Wurttemberg GmbH & Co. KG 144A
company guaranty sr. notes 7 1/2s, 2019
(Germany)	EUR	175,000	257,896

Kabel Deutchland V&S 144A sr. notes 6 1/2s,
2018 (Germany)	EUR	140,000	201,690

6	Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Communication services cont.
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2014		$342,000	$351,833

Level 3 Financing, Inc. 144A company
guaranty sr. unsec. unsub. notes 9 3/8s, 2019		169,000	176,183

Mediacom LLC/Mediacom Capital Corp.
sr. unsec. notes 9 1/8s, 2019		71,000	74,905

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2018		631,000	667,283

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020		192,000	190,080

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016		500,000	580,000

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2021		85,000	88,613

PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017		364,000	382,200

PAETEC Holding Corp. 144A sr. unsec. notes
9 7/8s, 2018		215,000	222,794

Phones4U Finance PLC 144A sr. notes 9 1/2s,
2018 (United Kingdom)	GBP	240,000	366,350

Qwest Communications International, Inc.
company guaranty 7 1/2s, 2014		$140,000	142,100

Qwest Communications International, Inc.
company guaranty Ser. B, 7 1/2s, 2014		250,000	253,750

Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	61,669

Qwest Corp. sr. unsec. unsub. notes
8 7/8s, 2012		570,000	599,925

Qwest Corp. sr. unsec. unsub. notes
7 1/4s, 2025		148,000	153,180

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019		120,000	128,400

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8s, 2016		220,000	234,025

Sprint Capital Corp. company guaranty
8 3/4s, 2032		75,000	81,188

Sprint Capital Corp. company guaranty
6 7/8s, 2028		140,000	132,650

Sprint Capital Corp. company guaranty
sr. unsec. notes 8 3/8s, 2012		260,000	270,400

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,305,000	1,433,869

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		137,000	136,829

Sunrise Communications Holdings SA 144A
company guaranty sr. notes 8 1/2s, 2018
(Luxembourg)	EUR	100,000	150,118

Sunrise Communications International SA
144A company guaranty sr. notes 7s, 2017
(Luxembourg)	EUR	100,000	146,868

Unitymedia GmbH company guaranty sr.
notes Ser. REGS, 9 5/8s, 2019 (Germany)	EUR	400,000	625,980

Unitymedia Hessen GmbH & Co. KG/
Unitymedia NRW GmbH 144A company
guaranty sr. notes 8 1/8s, 2017 (Germany)	EUR	276,000	418,293

UPC Holdings BV sr. notes 9 3/4s, 2018
(Netherlands)	EUR	421,000	648,471

Virgin Media Finance PLC company guaranty
sr. unsec. bond 8 7/8s, 2019
(United Kingdom)	GBP	50,000	88,439

Wind Acquisition Finance SA sr. notes
Ser. REGS, 11 3/4s, 2017 (Netherlands)	EUR	381,000	619,526

Wind Acquisition Finance SA 144A company
guaranty sr. notes 7 3/8s, 2018 (Netherlands)	EUR	445,000	658,682

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Communication services cont.
Windstream Corp. company guaranty
sr. unsec. unsub. notes 8 1/8s, 2018		$80,000	$84,800

Windstream Corp. company guaranty
sr. unsec. unsub. notes 7 7/8s, 2017		363,000	385,234

Windstream Corp. company guaranty
sr. unsec. unsub. notes 7 3/4s, 2021		185,000	193,325

			21,624,165
Conglomerates (0.1%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		160,000	176,800

SPX Corp. 144A company guaranty sr. unsec.
notes 6 7/8s, 2017		95,000	101,650

			278,450
Consumer cyclicals (6.2%)
Affinion Group Holdings, Inc. 144A company
guaranty sr. notes 11 5/8s, 2015		50,000	50,000

Affinion Group, Inc. company guaranty
sr. unsec. sub. notes 11 1/2s, 2015		300,000	309,750

Affinion Group, Inc. 144A sr. notes
7 7/8s, 2018		566,000	529,210

AMC Entertainment, Inc. sr. sub. notes
8s, 2014		171,000	171,428

AMC Entertainment, Inc. 144A sr. sub. notes
9 3/4s, 2020		240,000	245,400

American Casino & Entertainment
Properties LLC sr. notes 11s, 2014		214,000	223,630

Ameristar Casinos, Inc. 144A sr. notes
7 1/2s, 2021		230,000	237,188

ARAMARK Holdings Corp. 144A sr. notes
8 5/8s, 2016 ‡‡		97,000	98,698

Aston Martin Capital, Ltd. 144A company
guaranty sr. notes 9 1/4s, 2018 (Jersey)	GBP	140,000	214,570

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018		$360,000	375,300

Beazer Homes USA, Inc. 144A sr. notes
9 1/8s, 2019		160,000	137,600

Bon-Ton Department Stores, Inc. (The)
company guaranty 10 1/4s, 2014		400,000	400,000

Brickman Group Holdings, Inc. 144A
sr. notes 9 1/8s, 2018		70,000	70,525

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020		140,000	146,475

Building Materials Corp. 144A sr. notes
7s, 2020		255,000	267,113

Building Materials Corp. 144A sr. notes
6 7/8s, 2018		105,000	107,100

Building Materials Corp. 144A sr. notes
6 3/4s, 2021		150,000	150,750

Burlington Coat Factory Warehouse Corp.
144A company guaranty sr. unsec. notes
10s, 2019		185,000	183,150

Caesars Entertainment Operating Co., Inc.
company guaranty sr. notes 10s, 2018		210,000	189,525

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017		580,000	640,175

Carlson Wagonlit BV company guaranty
sr. sec. notes FRN Ser. REGS, 7.135s,
2015 (Netherlands)	EUR	335,000	465,844

Cedar Fair LP/Canada’s Wonderland Co./
Magnum Management Corp. company
guaranty sr. unsec. notes 9 1/8s, 2018		$100,000	106,750

Cenveo Corp. company guaranty sr. notes
8 7/8s, 2018		195,000	189,150

Putnam VT Diversified Income Fund	7

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Cenveo Corp. 144A company guaranty sr.
unsec. notes 10 1/2s, 2016		$115,000	$112,988

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A
company guaranty sr. notes 8 1/4s, 2021		410,000	402,825

Cinemark USA, Inc. 144A company
guaranty sr. sub. notes 7 3/8s, 2021		60,000	59,700

CityCenter Holdings LLC/CityCenter
Finance Corp. 144A company guaranty
sr. notes 10 3/4s, 2017 ‡‡		368,000	399,280

Clear Channel Communications, Inc. company
guaranty unsec. unsub. notes 10 3/4s, 2016		124,000	111,910

Clear Channel Communications, Inc. 144A
company guaranty sr. notes 9s, 2021		250,000	241,563

Clear Channel Worldwide Holdings, Inc.
company guaranty sr. unsec. unsub. notes
Ser. B, 9 1/4s, 2017		659,000	718,310

Compucom Systems, Inc. 144A sr. sub. notes
12 1/2s, 2015		125,000	131,563

Conti-Gummi Finance B.V. company
guaranty bonds Ser. REGS, 7 1/8s, 2018
(Netherlands)	EUR	411,000	612,061

Cumulus Media, Inc. 144A sr. notes
7 3/4s, 2019		$315,000	303,975

DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. company guaranty
sr. unsec. notes 7 5/8s, 2016		110,000	119,900

DISH DBS Corp. company guaranty
7 1/8s, 2016		247,000	260,585

DISH DBS Corp. company guaranty
6 5/8s, 2014		876,000	921,990

DISH DBS Corp. 144A company guaranty
sr. unsec. notes 6 3/4s, 2021		259,000	265,475

DR Horton, Inc. sr. notes 7 7/8s, 2011		25,000	25,063

Enterprise Inns PLC sr. unsub. mtge.
notes 6 1/2s, 2018 (United Kingdom)	GBP	200,000	273,776

Felcor Lodging Escrow, LP 144A sr. notes
6 3/4s, 2019 R		$405,000	388,800

FelCor Lodging LP company guaranty sr. notes
10s, 2014 R		189,000	212,153

Ford Motor Credit Co., LLC sr. unsec. notes
5s, 2018		520,000	518,222

General Motors Financial Co., Inc. 144A
sr. notes 6 3/4s, 2018		140,000	140,350

Goodyear Tire & Rubber Co. (The) sr. unsec.
notes 10 1/2s, 2016		26,000	29,250

Gray Television, Inc. company guaranty
sr. notes 10 1/2s, 2015		280,000	291,200

Grohe Holding GmbH 144A company
guaranty sr. notes FRN 5.471s, 2017
(Germany)	EUR	418,000	596,873

Grupo Televisa SA sr. unsec. notes 6s, 2018
(Mexico)		$265,000	288,086

Gymboree Corp. 144A sr. unsec. notes
9 1/8s, 2018		120,000	112,800

Hanesbrands, Inc. company guaranty
sr. unsec. notes 6 3/8s, 2020		241,000	233,770

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		230,000	245,525

Host Hotels & Resorts LP company guaranty
sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016 R		250,000	258,125

Interactive Data Corp. 144A company
guaranty sr. notes 10 1/4s, 2018		583,000	634,013

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Isle of Capri Casinos, Inc. company guaranty
7s, 2014		$210,000	$208,163

Isle of Capri Casinos, Inc. 144A company
guaranty sr. unsec. notes 7 3/4s, 2019		475,000	479,750

ISS Holdings A/S sr. sub. notes Ser. REGS,
8 7/8s, 2016 (Denmark)	EUR	732,000	1,094,527

Jarden Corp. company guaranty sr. unsec.
sub. notes 7 1/2s, 2017		$585,000	607,669

Jarden Corp. company guaranty sr. unsec.
sub. notes Ser. 1, 7 1/2s, 2020	EUR	50,000	73,309

Lamar Media Corp. company guaranty
sr. notes 9 3/4s, 2014		$120,000	138,600

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016		749,000	730,275

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		75,000	77,813

Limited Brands, Inc. company guaranty
sr. unsec. notes 6 5/8s, 2021		210,000	214,200

Lottomatica SpA sub. notes FRN Ser. REGS,
8 1/4s, 2066 (Italy)	EUR	964,000	1,399,084

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5.9s, 2016		$270,000	303,075

Mashantucket Western Pequot Tribe 144A
bonds Ser. A, 8 1/2s, 2015 (In default) †		320,000	25,600

Masonite International Corp. 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)		70,000	69,563

MGM Resorts International company
guaranty sr. notes 9s, 2020		140,000	153,300

MGM Resorts International company
guaranty sr. unsec. notes 6 7/8s, 2016		85,000	79,688

Michaels Stores, Inc. company guaranty
11 3/8s, 2016		190,000	202,350

MTR Gaming Group, Inc. company guaranty
sr. notes 12 5/8s, 2014		290,000	299,788

Navistar International Corp. sr. notes
8 1/4s, 2021		440,000	477,400

Needle Merger Sub Corp. 144A sr. unsec.
notes 8 1/8s, 2019		185,000	186,388

Nielsen Finance, LLC/Nielsen Finance Co.
144A company guaranty sr. unsec. notes
7 3/4s, 2018		205,000	215,250

Nortek, Inc. 144A company guaranty sr. notes
8 1/2s, 2021		205,000	189,625

Nortek, Inc. 144A company guaranty sr. unsec.
notes 10s, 2018		155,000	155,000

Owens Corning, Inc. company guaranty
sr. unsec. notes 9s, 2019		725,000	862,750

Penn National Gaming, Inc. sr. unsec.
sub. notes 8 3/4s, 2019		60,000	65,250

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 7 3/4s, 2016		225,000	229,500

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018		140,000	148,400

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		140,000	153,125

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2017		65,000	69,794

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015		240,000	244,200

Ply Gem Industries, Inc. 144A sr. notes
8 1/4s, 2018		90,000	85,275

Polish Television Holding BV sr. notes
stepped-coupon Ser. REGS, 11 1/4s
(13s, 11/15/14), 2017 (Netherlands) ††	EUR	500,000	755,040

8	Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Consumer cyclicals cont.
QVC Inc. 144A sr. notes 7 1/2s, 2019		$175,000	$185,500

Realogy Corp. 144A company guaranty
sr. notes 7 7/8s, 2019		70,000	69,300

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A sr. notes 8 5/8s, 2017		190,000	189,763

Sabre Holdings Corp. sr. unsec. unsub. notes
8.35s, 2016		211,000	185,680

Scotts Miracle-Gro Co. (The) 144A sr. notes
6 5/8s, 2020		200,000	204,500

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		55,000	55,138

Sealy Mattress Co. 144A company guaranty
sr. sec. notes 10 7/8s, 2016		223,000	247,530

Sears Holdings Corp. 144A sr. notes
6 5/8s, 2018		192,000	178,080

Standard Pacific Corp. company guaranty
sr. unsec. notes 8 3/8s, 2021		74,000	72,520

Standard Pacific Corp. company guaranty
sr. unsec. unsub. notes 7s, 2015		44,000	44,110

SugarHouse HSP Gaming Prop. Mezz LP/
SugarHouse HSP Gaming Finance Corp. 144A
notes 8 5/8s, 2016		100,000	102,000

Toys R Us – Delaware, Inc. 144A company
guaranty sr. notes 7 3/8s, 2016		65,000	65,650

Toys R Us Property Co., LLC company
guaranty sr. notes 8 1/2s, 2017		240,000	250,800

Toys R Us Property Co., LLC company
guaranty sr. unsec. notes 10 3/4s, 2017		311,000	345,988

Travelport LLC company guaranty
11 7/8s, 2016		176,000	151,360

Travelport LLC company guaranty
9 7/8s, 2014		210,000	193,200

Travelport, LLC/Travelport, Inc. company
guaranty sr. unsec. notes 9s, 2016		324,000	289,170

TRW Automotive, Inc. company guaranty
sr. unsec. unsub. notes Ser. REGS,
6 3/8s, 2014	EUR	240,000	363,388

TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017		$340,000	377,400

Universal City Development Partners, Ltd.
company guaranty sr. unsec. notes
8 7/8s, 2015		335,000	372,688

Univision Communications, Inc. 144A
sr. notes 7 7/8s, 2020		8,000	8,200

Univision Communications, Inc. 144A
sr. notes 6 7/8s, 2019		265,000	262,350

Vertis, Inc. company guaranty sr. notes
13 1/2s, 2014 (In default) † ‡‡ F		199,516	9,976

Visteon Corp. 144A sr. notes 6 3/4s, 2019		335,000	323,275

Vulcan Materials Co. sr. unsec. unsub. notes
7 1/2s, 2021		100,000	99,868

Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. company guaranty 1st mtge.
notes 7 3/4s, 2020		150,000	162,938

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 13s, 2013		165,000	193,463

XM Satellite Radio, Inc. 144A sr. unsec. notes
7 5/8s, 2018		713,000	745,085

Yankee Candle Co. company guaranty
sr. notes Ser. B, 8 1/2s, 2015		210,000	216,300

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Consumer cyclicals cont.
YCC Holdings, LLC/Yankee Finance, Inc. 144A
sr. unsec. notes 10 1/4s, 2016		$180,000	$180,450

Yonkers Racing Corp. 144A sr. notes
11 3/8s, 2016		402,000	436,170

			30,995,053
Consumer staples (2.0%)
Anheuser-Busch InBev Worldwide, Inc.
company guaranty sr. unsec. notes
9 3/4s, 2015	BRL	1,400,000	903,285

Archibald Candy Corp. company
guaranty sub. notes 10s, 2011 (In default) † F		$77,746	2,488

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 9 5/8s, 2018		165,000	176,138

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 3/4s, 2016		430,000	437,525

Bumble Bee Acquisition Corp. 144A company
guaranty sr. notes 9s, 2017		270,000	271,350

Burger King Corp. company guaranty
sr. unsec. notes 9 7/8s, 2018		256,000	272,640

Central Garden & Pet Co. company guaranty
sr. sub. notes 8 1/4s, 2018		276,000	284,970

CKE Holdings, Inc. 144A sr. notes
10 1/2s, 2016 ‡‡		130,000	125,775

CKE Restaurants, Inc. company guaranty
sr. notes 11 3/8s, 2018		295,000	322,288

Claire’s Stores, Inc. 144A notes 8 7/8s, 2019		185,000	172,975

Constellation Brands, Inc. company guaranty
sr. unsec. unsub. notes 7 1/4s, 2016		250,000	273,125

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 7s, 2016		167,000	165,330

DineEquity, Inc. 144A sr. unsec. notes
9 1/2s, 2018		160,000	173,600

Dole Food Co. 144A sr. notes 8s, 2016		123,000	128,843

Dunkin Brands, Inc. 144A company guaranty
sr. unsec. notes 9 5/8s, 2018		66,000	66,577

EC Finance PLC company guaranty sr. bonds
Ser. REGS, 9 3/4s, 2017 (United Kingdom)	EUR	517,000	795,004

Elizabeth Arden, Inc. sr. unsec. unsub. notes
7 3/8s, 2021		$225,000	234,281

Europcar Groupe SA company guaranty
sr. sub. bonds FRB Ser. REGS, 4.92s,
2013 (France)	EUR	67,000	95,986

Foodcorp (Pty), Ltd. 144A company guaranty
sr. notes 8 3/4s, 2018 (South Africa)	EUR	105,000	148,658

Hertz Corp. company guaranty sr. unsec.
notes 8 7/8s, 2014		$8,000	8,200

Hertz Corp. 144A company guaranty
sr. unsec. notes 7 1/2s, 2018		95,000	97,850

Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	215,000	328,342

JBS USA LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021		$825,000	802,313

Landry’s Restaurants, Inc. 144A company
guaranty sr. notes 11 5/8s, 2015		100,000	107,000

Libbey Glass, Inc. sr. notes 10s, 2015		68,000	73,780

Prestige Brands, Inc. company guaranty
sr. unsec. notes 8 1/4s, 2018		195,000	204,263

Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s, 2018		100,000	104,750

Refresco Group BV 144A company guaranty
sr. bonds 7 3/8s, 2018 (Netherlands)	EUR	240,000	351,219

Putnam VT Diversified Income Fund	9

CORPORATE BONDS AND NOTES (34.7%)* cont.	Principal amount	Value

Consumer staples cont.
Rite Aid Corp. company guaranty sr. notes
7 1/2s, 2017	$365,000	$362,263

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017	300,000	273,750

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020	75,000	80,813

Roadhouse Financing, Inc. 144A sr. notes
10 3/4s, 2017	165,000	173,250

RSC Equipment Rental, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2021	130,000	129,350

Service Corporation International sr. notes
7s, 2019	105,000	110,513

Smithfield Foods, Inc. company guaranty
sr. notes 10s, 2014	475,000	551,000

Spectrum Brands, Inc. 144A sr. notes
9 1/2s, 2018	367,000	401,865

Stewart Enterprises, Inc. 144A company
guaranty sr. unsec. notes 6 1/2s, 2019	280,000	279,650

Tyson Foods, Inc. sr. unsec. unsub. notes
10 1/2s, 2014	215,000	255,313

United Rentals North America, Inc. company
guaranty sr. unsec. sub. notes 8 3/8s, 2020	100,000	100,000

West Corp. 144A sr. notes 7 7/8s, 2019	265,000	257,050

West Corp. 144A sr. unsec. notes 8 5/8s, 2018	111,000	112,110

		10,215,482
Energy (6.0%)
Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021	200,000	200,500

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6s, 2019	212,000	212,795

Anadarko Finance Co. company guaranty
sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031	150,000	173,260

Anadarko Petroleum Corp. sr. notes
5.95s, 2016	397,000	444,453

Anadarko Petroleum Corp. sr. unsec. notes
6 3/8s, 2017	227,000	260,218

Arch Coal, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2020	425,000	432,438

Arch Coal, Inc. 144A company guaranty
sr. unsec. notes 7s, 2019	270,000	269,325

Arch Western Finance, LLC company guaranty
sr. notes 6 3/4s, 2013	424,000	424,530

ATP Oil & Gas Corp. company guaranty
sr. notes 11 7/8s, 2015	90,000	91,350

Brigham Exploration Co. company guaranty
sr. unsec. notes 8 3/4s, 2018	393,000	428,370

Brigham Exploration Co. 144A company
guaranty sr. unsec. notes 6 7/8s, 2019	70,000	69,650

Carrizo Oil & Gas, Inc. company guaranty
sr. unsec notes 8 5/8s, 2018	474,000	488,220

Chaparral Energy, Inc. company guaranty
sr. unsec. notes 9 7/8s, 2020	195,000	210,600

Chaparral Energy, Inc. company guaranty
sr. unsec. notes 8 7/8s, 2017	526,000	544,410

Chesapeake Energy Corp. company guaranty
sr. unsec. notes 9 1/2s, 2015	675,000	783,000

Chesapeake Midstream Partners LP/CHKM
Finance Corp. 144A company guaranty
sr. unsec. notes 5 7/8s, 2021	182,000	179,725

Complete Production Services, Inc. company
guaranty 8s, 2016	287,000	299,915

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Energy cont.
Compton Petroleum Finance Corp. company
guaranty sr. unsec. notes 10s, 2017 (Canada)		$88,855	$64,420

Concho Resources, Inc. company guaranty
sr. unsec. notes 6 1/2s, 2022		300,000	300,750

CONSOL Energy, Inc. company guaranty
sr. unsec. notes 8 1/4s, 2020		173,000	188,570

CONSOL Energy, Inc. company guaranty
sr. unsec. notes 8s, 2017		982,000	1,070,380

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2021		40,000	39,800

Crosstex Energy LP/Crosstex Energy
Finance Corp. company guaranty sr. unsec.
notes 8 7/8s, 2018		505,000	537,825

Denbury Resources, Inc. company guaranty
sr. unsec. sub. notes 8 1/4s, 2020		240,000	261,600

Denbury Resources, Inc. company guaranty
sr. unsec. sub. notes 6 3/8s, 2021		130,000	131,300

EXCO Resources, Inc. company guaranty
sr. unsec. notes 7 1/2s, 2018		564,000	548,490

Ferrellgas LP/Ferrellgas Finance Corp. 144A
sr. unsec. notes 6 1/2s, 2021		140,000	132,300

Forbes Energy Services Ltd. 144A company
guaranty sr. unsec. notes 9s, 2019		200,000	197,000

Frac Tech Services, LLC/Frac Tech Finance, Inc.
144A company guaranty sr. notes 7 1/8s, 2018		250,000	253,750

Gaz Capital SA sr. unsec. notes Ser. REGS,
7.288s, 2037 (Russia)		335,000	365,150

Gazprom OAO Via Gaz Capital SA 144A
sr. bonds 9 1/4s, 2019 (Russia)		690,000	849,611

Gazprom OAO Via Gaz Capital SA 144A
sr. unsec. 6.51s, 2022 (Russia)		207,000	219,420

Gazprom OAO Via Gaz Capital SA 144A
sr. unsec. notes 7.288s, 2037 (Russia)		240,000	261,600

Gazprom Via Gaz Capital SA 144A company
guaranty sr. unsec. bond 8.146s, 2018 (Russia)		149,000	172,883

Gazprom Via OAO White Nights Finance BV
notes 10 1/2s, 2014 (Netherlands)		500,000	592,780

Goodrich Petroleum Corp. 144A sr. notes
8 7/8s, 2019		267,000	267,000

Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016		610,000	628,300

Hornbeck Offshore Services, Inc. sr. notes
Ser. B, 6 1/8s, 2014		395,000	391,050

Inergy LP/Inergy Finance Corp. 144A
sr. notes 6 7/8s, 2021		290,000	290,000

Infinis PLC 144A sr. notes 9 1/8s, 2014
(United Kingdom)	GBP	127,000	211,973

James River Escrow, Inc. 144A sr. notes
7 7/8s, 2019		$90,000	89,100

Key Energy Services, Inc. company guaranty
unsec. unsub. notes 6 3/4s, 2021		130,000	128,700

Laredo Petroleum, Inc. 144A sr. notes
9 1/2s, 2019		253,000	266,915

Lukoil International Finance BV 144A
company guaranty sr. unsec. unsub. bonds
6.656s, 2022 (Russia)		430,000	454,188

Lukoil International Finance BV 144A
company guaranty sr. unsec. unsub. notes
7 1/4s, 2019 (Russia)		325,000	356,246

MEG Energy Corp. 144A company guaranty
sr. unsec. notes 6 1/2s, 2021 (Canada)		185,000	185,925

Milagro Oil & Gas 144A notes 10 1/2s, 2016		300,000	282,000

10	Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (34.7%)* cont.	Principal amount	Value

Energy cont.
Nak Naftogaz Ukraine govt. guaranty unsec.
notes 9 1/2s, 2014 (Ukraine)	$335,000	$363,860

Newfield Exploration Co. sr. unsec. sub. notes
6 5/8s, 2014	294,000	298,410

Offshore Group Investments, Ltd. company
guaranty sr. notes 11 1/2s, 2015
(Cayman Islands)	160,000	174,000

Offshore Group Investments, Ltd. 144A
company guaranty sr. notes 11 1/2s, 2015
(Cayman Islands)	65,000	70,688

OPTI Canada, Inc. company guaranty sr. sec.
notes 8 1/4s, 2014 (Canada) (In default) †	305,000	126,575

OPTI Canada, Inc. company guaranty sr. sec.
notes 7 7/8s, 2014 (Canada) (In default) †	295,000	120,950

OPTI Canada, Inc. 144A company guaranty
sr. notes 9 3/4s, 2013 (Canada)	401,000	396,990

OPTI Canada, Inc. 144A sr. notes 9s, 2012
(Canada)	124,000	124,620

Peabody Energy Corp. company guaranty
7 3/8s, 2016	666,000	752,580

Peabody Energy Corp. company guaranty
sr. unsec. unsub. notes 6 1/2s, 2020	26,000	27,950

Pemex Project Funding Master Trust company
guaranty sr. unsec. unsub. bonds 6 5/8s,
2035 (Mexico)	380,000	400,529

Pemex Project Funding Master Trust company
guaranty unsec. unsub. notes 6 5/8s,
2038 (Mexico)	75,000	78,649

Petrobras International Finance Co. company
guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)	450,000	540,000

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)	780,000	831,032

Petrohawk Energy Corp. company guaranty
sr. unsec. notes 10 1/2s, 2014	95,000	106,875

Petroleos de Venezuela SA company
guaranty sr. unsec. notes 5 1/4s, 2017
(Venezuela)	4,365,000	2,739,038

Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5 1/2s, 2037
(Venezuela)	265,000	131,175

Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5 3/8s, 2027
(Venezuela)	265,000	133,825

Petroleos de Venezuela SA sr. unsec. notes
4.9s, 2014 (Venezuela)	400,000	309,000

Petroleos de Venezuela SA sr. unsec. sub.
bonds 5s, 2015 (Venezuela)	1,305,000	881,267

Petroleos de Venezuela SA 144A company
guaranty sr. notes 8 1/2s, 2017 (Venezuela)	230,000	170,545

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 8s, 2013 (Venezuela)	425,000	397,375

Petroleos Mexicanos company guaranty
sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)	1,125,000	1,179,563

Petroleum Co. of Trinidad & Tobago Ltd. 144A
sr. unsec. notes 9 3/4s, 2019 (Trinidad)	275,000	332,063

Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018	280,000	310,800

Plains Exploration & Production Co. company
guaranty 7 3/4s, 2015	310,000	321,238

Plains Exploration & Production Co. company
guaranty 7s, 2017	60,000	61,800

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Energy cont.
Plains Exploration & Production Co. company
guaranty sr. unsec. notes 10s, 2016		$365,000	$410,625

Power Sector Assets & Liabilities
Management Corp. 144A govt. guaranty
sr. unsec. notes 7.39s, 2024 (Philippines)		430,000	507,400

Power Sector Assets & Liabilities
Management Corp. 144A govt. guaranty
sr. unsec. notes 7 1/4s, 2019 (Philippines)		450,000	532,125

Quicksilver Resources, Inc. sr. notes
11 3/4s, 2016		250,000	286,250

Range Resources Corp. company guaranty
sr. sub. notes 6 3/4s, 2020		210,000	217,350

Rosetta Resources, Inc. company guaranty
sr. unsec. notes 9 1/2s, 2018		173,000	191,598

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. notes 7 1/2s, 2021		55,000	55,688

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018		795,000	810,900

SM Energy Co. 144A sr. unsec. notes
6 5/8s, 2019		115,000	115,288

Unit Corp. company guaranty sr. sub. notes
6 5/8s, 2021		80,000	79,575

Williams Cos., Inc. (The) notes 7 3/4s, 2031		111,000	129,559

Williams Cos., Inc. (The) sr. unsec. notes
7 7/8s, 2021		165,000	204,510

			30,174,050
Financials (6.2%)
ACE Cash Express, Inc. 144A sr. notes
11s, 2019		190,000	190,475

Ally Financial, Inc. company guaranty
sr. unsec. notes 7s, 2012		44,000	44,836

Ally Financial, Inc. company guaranty
sr. unsec. notes 6 7/8s, 2012		298,000	307,685

Ally Financial, Inc. company guaranty
sr. unsec. notes 6 5/8s, 2012		322,000	328,440

Ally Financial, Inc. company guaranty
sr. unsec. unsub. notes 8.3s, 2015		405,000	452,588

Ally Financial, Inc. company guaranty
sr. unsec. unsub. notes 7 1/2s, 2020		790,000	825,550

Ally Financial, Inc. company guaranty
sr. unsec. unsub. notes FRN 2.454s, 2014		31,000	29,649

Ally Financial, Inc. 144A company guaranty
notes 6 1/4s, 2017		195,000	193,700

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2058		261,000	285,169

Banco Do Brasil 144A sr. unsec. 9 3/4s,
2017 (Brazil)	BRL	318,000	208,817

Banco do Brasil SA 144A unsec. sub. notes
5 7/8s, 2022 (Brazil)		$1,330,000	1,317,166

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.061s, 2012		203,813	202,197

Capital One Capital IV company guaranty jr.
unsec. sub. notes FRN 6.745s, 2037		223,000	225,230

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020		82,000	84,255

CIT Group, Inc. sr. bonds 7s, 2014		35,691	36,137

CIT Group, Inc. 144A bonds 7s, 2017		1,452,000	1,448,370

CIT Group, Inc. 144A bonds 7s, 2016		680,000	677,450

CIT Group, Inc. 144A company guaranty
notes 6 5/8s, 2018		275,000	286,688

CNO Financial Group, Inc. 144A company
guaranty sr. notes 9s, 2018		80,000	84,800

Putnam VT Diversified Income Fund	11

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Financials cont.
Commerzbank Capital Funding Trust jr. unsec.
sub. bonds bank guaranty zero %, 2016	EUR	250,000	$288,433

Community Choice Financial, Inc. 144A
sr. notes 10 3/4s, 2019		$230,000	233,450

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017		354,000	384,975

Dresdner Funding Trust I 144A bonds
8.151s, 2031		336,000	321,720

HBOS Capital Funding LP 144A bank
guaranty jr. unsec. sub. FRB 6.071s,
Perpetual maturity (Jersey)		233,000	201,545

HSBC Capital Funding LP bank guaranty
jr. unsec. sub. FRB 5.13s, Perpetual
maturity (Jersey)	EUR	208,000	283,333

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015		$70,000	71,225

HUB International Holdings, Inc. 144A
sr. unsec. unsub. notes 9s, 2014		50,000	51,000

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018		525,000	532,875

ING Groep NV jr. unsec. sub. notes 5.775s,
Perpetual maturity (Netherlands)		310,000	285,200

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019		70,000	68,425

JPMorgan Chase & Co. 144A sr. unsec. notes
FRN zero %, 2017		500,000	515,601

JPMorgan Chase & Co. 144A unsec. unsub.
notes 8s, 2012	INR	14,000,000	317,347

Leucadia National Corp. sr. unsec. notes
7 1/8s, 2017		$438,000	454,425

Liberty Mutual Insurance Co. 144A notes
7.697s, 2097		480,000	443,516

MPT Operating Partnership LP/MPT
Finance Corp. 144A company guaranty
sr. notes 6 7/8s, 2021 R		130,000	127,725

National Money Mart Co. company guaranty
sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)		177,000	194,258

Nuveen Investments, Inc. company guaranty
sr. unsec. unsub. notes 10 1/2s, 2015		266,000	271,985

Omega Healthcare Investors, Inc. 144A
sr. notes 6 3/4s, 2022 R		267,000	263,329

RBS Capital Trust III jr. unsec. sub. notes bank
guaranty zero %, 2049 (United Kingdom)		300,000	219,000

Royal Bank of Scotland Group PLC jr. sub.
notes FRN Ser. MTN, 7.64s, 2049
(United Kingdom)		300,000	228,000

Russian Agricultural Bank OJSC Via RSHB
Capital SA sub. bonds FRB 6.97s, 2016
(Russia)		2,860,000	2,858,827

Russian Agricultural Bank OJSC Via RSHB
Capital SA 144A notes 9s, 2014 (Russia)		390,000	446,063

Russian Agricultural Bank OJSC Via RSHB
Capital SA 144A notes 7 3/4s, 2018 (Russia)		370,000	420,857

Russian Agricultural Bank OJSC Via RSHB
Capital SA 144A notes 7 1/8s, 2014 (Russia)		1,295,000	1,401,838

Sabra Health Care LP/Sabra Capital Corp.
company guaranty sr. unsec. unsub. notes
8 1/8s, 2018 R		79,000	79,000

Shinhan Bank 144A sr. unsec. bond 6s, 2012
(South Korea)		208,000	217,280

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Financials cont.
Springleaf Finance Corp. sr. unsec. notes
Ser. MTN, 6.9s, 2017		$345,000	$316,538

State Bank of India/London 144A sr. unsec.
notes 4 1/2s, 2015 (India)		215,000	220,910

UBS AG/ Jersey Branch jr. unsec. sub. FRB
4.28s, 2015 (Jersey)	EUR	194,000	249,725

UBS AG/ Jersey Branch jr. unsec. sub. notes
FRN Ser. EMTN, 7.152s, 2017 (Jersey)	EUR	200,000	291,788

Ukreximbank Via Biz Finance PLC sr. unsec.
unsub. bonds 8 3/8s, 2015 (United Kingdom)		$250,000	259,388

USI Holdings Corp. 144A company guaranty
sr. unsec. notes FRN 4.136s, 2014		45,000	41,850

Vnesheconombank Via VEB Finance PLC
144A bank guaranteed bonds 6.8s, 2025
(Russia)		600,000	609,540

VTB Bank OJSC Via VTB Capital SA sr. notes
6 1/4s, 2035 (Russia)		400,000	418,920

VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. notes 7 1/2s, 2011 (Russia)		359,000	364,924

VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. notes 6 7/8s, 2018 (Russia)		3,746,000	4,019,458

VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. notes 6 1/4s, 2035 (Russia)		3,040,000	3,183,792

VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. unsub. notes 6.609s, 2012 (Russia)		2,521,000	2,649,218

			31,036,485
Government (0.2%)
Export-Import Bank of Korea 144A sr. unsec.
unsub. notes 5.1s, 2013 (India)	INR	31,500,000	678,234

International Bank for Reconstruction &
Development sr. disc. unsec. unsub. notes
Ser. GDIF, 5 1/4s, 2014	RUB	13,350,000	466,687

			1,144,921
Health care (1.8%)
Aviv Healthcare Properties LP 144A
sr. notes 7 3/4s, 2019		$193,000	197,343

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105
(Germany)	EUR	156,000	222,455

Biomet, Inc. company guaranty sr. unsec.
notes 10s, 2017		$140,000	152,600

Capella Healthcare, Inc. 144A company
guaranty sr. notes 9 1/4s, 2017		225,000	237,375

CDRT Merger Sub, Inc. 144A company
guaranty sr. unsec. notes 8 1/8s, 2019		140,000	140,000

CHS/Community Health Systems, Inc.
company guaranty sr. unsec. sub. notes
8 7/8s, 2015		498,000	512,940

ConvaTec Healthcare E SA 144A sr. notes
7 3/8s, 2017 (Luxembourg)	EUR	100,000	143,449

ConvaTec Healthcare E SA 144A sr. unsec.
notes 10 1/2s, 2018 (Luxembourg)		$614,000	635,490

DaVita, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020		65,000	66,138

DaVita, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2018		200,000	202,500

Elan Finance PLC/Elan Finance Corp.
company guaranty sr. unsec. notes 8 3/4s,
2016 (Ireland)		221,000	232,326

Endo Pharmaceuticals Holdings, Inc. 144A
company guaranty sr. unsec. notes 7s, 2019		170,000	174,250

Fresenius US Finance II, Inc. 144A sr. unsec.
notes 9s, 2015		225,000	254,531

12	Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (34.7%)* cont.	Principal amount	Value

Health care cont.
Giant Funding Corp. 144A sr. notes 8 1/4s,
2018 (Spain)	$295,000	$307,538

HCA Holdings, Inc. 144A sr. unsec. notes
7 3/4s, 2021	240,000	249,000

HCA, Inc. company guaranty sr. notes 9 5/8s,
2016 ‡‡	701,000	745,689

HCA, Inc. sr. sec. notes 9 1/4s, 2016	964,000	1,023,045

IASIS Healthcare, LLC/IASIS Capital Corp.
144A sr. notes 8 3/8s, 2019	505,000	498,688

Kindred Healthcare, Inc. 144A company
guaranty sr. notes 8 1/4s, 2019	80,000	79,600

Multiplan, Inc. 144A company guaranty
sr. notes 9 7/8s, 2018	205,000	217,813

Select Medical Corp. company guaranty
7 5/8s, 2015	87,000	86,130

Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	335,000	345,888

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡	175,770	180,604

Talecris Biotherapeutics Holdings Corp.
company guaranty sr. unsec. notes
7 3/4s, 2016	76,000	86,157

Tenet Healthcare Corp. company guaranty
sr. notes 10s, 2018	120,000	136,350

Tenet Healthcare Corp. sr. notes 9s, 2015	542,000	581,295

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	296,000	326,710

Tenet Healthcare Corp. sr. unsec. notes 8s, 2020	245,000	248,981

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020	40,000	38,700

Valeant Pharmaceuticals International
144A company guaranty sr. unsec. notes
6 7/8s, 2018	100,000	98,000

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017	40,000	39,200

Vanguard Health Systems, Inc. sr. unsec.
notes zero %, 2016	275,000	181,156

Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 R	260,000	275,136

		8,917,077
Technology (1.2%)
Advanced Micro Devices, Inc. sr. unsec. notes
7 3/4s, 2020	85,000	87,550

Avaya, Inc. company guaranty sr. unsec. notes
9 3/4s, 2015	88,000	89,760

Avaya, Inc. 144A company guaranty sr. notes
7s, 2019	255,000	246,713

Buccaneer Merger Sub, Inc. 144A sr. notes
9 1/8s, 2019	257,000	267,280

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	179,000	181,685

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	393,000	393,000

CommScope, Inc. 144A sr. notes 8 1/4s, 2019	195,000	200,850

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019
(Canada)	160,000	154,200

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 7/8s,
2020	115,000	122,044

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 5/8s,
2017	275,000	291,844

First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015 ‡‡	620,725	644,002

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Technology cont.
First Data Corp. company guaranty sr. unsec.
sub. notes 11 1/4s, 2016		$169,000	$166,465

First Data Corp. 144A company guaranty
sr. notes 8 7/8s, 2020		105,000	112,088

First Data Corp. 144A company guaranty
sr. notes 7 3/8s, 2019		65,000	65,488

First Data Corp. 144A sr. bonds 12 5/8s, 2021		455,000	486,850

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018		567,000	630,788

Freescale Semiconductor, Inc. 144A company
guaranty sr. unsec. notes 10 3/4s, 2020		81,000	91,530

Iron Mountain, Inc. company guaranty
sr. unsec. sub. notes 8s, 2020		440,000	455,400

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		155,000	162,750

NXP BV/NXP Funding, LLC 144A company
guaranty sr. notes 9 3/4s, 2018 (Netherlands)		406,000	454,720

Seagate HDD Cayman 144A company
guaranty sr. unsec. notes 7 3/4s, 2018
(Cayman Islands)		256,000	268,800

SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015		480,000	496,800

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020		203,000	205,030

			6,275,637
Transportation (0.2%)
AMGH Merger Sub, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018		277,000	291,543

Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018		380,000	402,325

Western Express, Inc. 144A sr. notes
12 1/2s, 2015		168,000	158,760

			852,628
Utilities and power (2.1%)
AES Corp. (The) sr. unsec. unsub. notes
8s, 2017		720,000	763,200

AES Corp. (The) 144A sr. note 7 3/8s, 2021		180,000	182,700

Aguila 3 SA company guaranty sr. notes
Ser. REGS, 7 7/8s, 2018 (Luxembourg)	CHF	668,000	804,939

Calpine Corp. 144A company guaranty
sr. notes 7 7/8s, 2020		$225,000	231,188

Calpine Corp. 144A sr. notes 7 1/4s, 2017		595,000	603,925

Colorado Interstate Gas Co. debs. 6.85s,
2037 (Canada)		290,000	317,375

Dynegy Holdings, Inc. sr. unsec. notes
7 3/4s, 2019		685,000	498,338

Edison Mission Energy sr. unsec. notes
7 3/4s, 2016		109,000	98,100

Edison Mission Energy sr. unsec. notes
7 1/2s, 2013		48,000	48,300

Edison Mission Energy sr. unsec. notes
7.2s, 2019		109,000	86,655

Edison Mission Energy sr. unsec. notes
7s, 2017		17,000	13,770

El Paso Corp. sr. unsec. notes 7s, 2017		285,000	322,442

El Paso Natural Gas Co. debs. 8 5/8s, 2022		345,000	446,115

Energy Future Holdings Corp. company
guaranty sr. notes 10s, 2020		1,050,000	1,114,533

Energy Future/Energy Future Intermediate
Holdings Finance Co., LLC sr. notes 10s, 2020		331,000	352,998

Energy Transfer Equity LP company guaranty
sr. unsec. notes 7 1/2s, 2020		402,000	426,120

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		405,000	423,225

Putnam VT Diversified Income Fund	13

CORPORATE BONDS AND NOTES (34.7%)* cont.		Principal amount	Value

Utilities and power cont.
GenOn Energy, Inc. sr. unsec. notes 9 1/2s,
2018		$65,000	$67,600

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s,
2016		95,000	105,310

Majapahit Holding BV 144A company
guaranty sr. unsec. notes 8s, 2019 (Indonesia)		300,000	354,750

Majapahit Holding BV 144A company
guaranty sr. unsec. notes 7 3/4s, 2020
(Indonesia)		1,345,000	1,561,895

NRG Energy, Inc. company guaranty
7 3/8s, 2017		360,000	377,100

NRG Energy, Inc. 144A company guaranty
sr. unsec. notes 7 7/8s, 2021		800,000	798,000

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		150,000	157,482

NV Energy, Inc. sr. unsec. unsub. notes
6 3/4s, 2017		105,000	107,552

Tennessee Gas Pipeline Co. sr. unsec. unsub.
debs. 7s, 2028		65,000	74,834

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company guaranty
sr. notes 11 1/2s, 2020		180,000	176,850

Vattenfall Treasury AB company guaranty jr.
unsec. sub. bond FRB 5 1/4s, 2049 (Sweden)	EUR	156,000	224,593

			10,739,889

Total corporate bonds and notes (cost $169,292,935)			$174,949,509

MORTGAGE-BACKED SECURITIES (26.5%)*		Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 07-1,
Class 5A31, 0.326s, 2037		$1,278,164	$600,737

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		$125,000	102,500
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	210,513
Ser. 07-5, Class XW, IO, 0.59s, 2051		43,250,407	726,036

Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.387s, 2036		2,122,051	1,305,062
FRB Ser. 07-B, Class A1, 0.396s, 2047		1,273,519	789,582

Barclays Capital, LLC Trust FRB Ser. 07-AA2,
Class 12A1, 0.396s, 2047		2,139,048	1,133,696

Bear Stearns Adjustable Rate Mortgage Trust
FRB Ser. 07-1, Class 2A1, 5.161s, 2047		1,460,535	905,532

Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 36A1, 5.986s, 2036		4,656,431	3,003,398
FRB Ser. 06-5, Class 2A2, 5.98s, 2036		2,525,525	1,515,315
FRB Ser. 06-3, Class 35A1, 5.634s, 2036		3,828,179	2,483,531
FRB Ser. 06-5, Class 2A1, 5.618s, 2036		695,046	417,027
FRB Ser. 07-1, Class 21A1, 5.168s, 2047		1,728,690	959,423

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.466s, 2036		1,645,007	444,152
FRB Ser. 06-IM1, Class A1, 0.416s, 2036		711,612	341,574

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.407s, 2036		1,024,442	539,148
FRB Ser. 07-AR5, Class 1A1A, 5.379s, 2037		854,750	487,237
FRB Ser. 05-10, Class 1A1A, 2.995s, 2035		2,080,488	1,123,463
FRB Ser. 05-10, Class 1A4A, 2.863s, 2035		1,494,369	884,667
FRB Ser. 07-AR1, Class A3, 0.406s, 2037		4,125,000	2,351,250
FRB Ser. 07-AR1, Class A2, 0.346s, 2037		1,238,569	721,219

Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A Ser. 07-CD5, Class XS,
IO, 0.116s, 2044		28,365,050	122,935

MORTGAGE-BACKED SECURITIES (26.5%)* cont.		Principal amount	Value

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.869s, 2014
(United Kingdom)	GBP	328,253	$369,205

FRB Ser. 05-CT2A, Class E, 1.789s, 2014
(United Kingdom)	GBP	165,399	199,322

Countrywide Alternative Loan Trust
Ser. 06-41CB, Class 1A7, 6s, 2037		$1,067,559	683,238
FRB Ser. 05-84, Class 4A1, 5.777s, 2036		6,179,620	3,831,364
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		961,538	922,175
FRB Ser. 06-18CB, Class A7, 0.536s, 2036		2,087,105	1,043,552
FRB Ser. 06-OC10, Class 2A2A,
0.366s, 2036		1,015,327	488,944
FRB Ser. 06-HY11, Class A1, 0.306s, 2036		2,368,590	1,373,782

Countrywide Home Loans FRB Ser. 05-HYB4,
Class 2A1, 2.794s, 2035		752,334	504,063

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.611s, 2035 F		161,618	20,888
FRB Ser. 05-R3, Class AF, 0.586s, 2035		158,752	131,764

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A3, 6.413s, 2041		1,458,000	1,570,384

CS First Boston Mortgage Securities Corp.
144A Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	84,219

Deutsche Alt-A Securities, Inc. Mortgage Loan
Trust
FRB Ser. 06-AR1, Class 3A1, 2.951s, 2036		2,012,507	1,308,129
FRB Ser. 06-AR1, Class 1A3, 0.516s, 2036		5,948,350	2,647,016
FRB Ser. 06-AR6, Class A6, 0.403s, 2037		3,296,335	1,664,649
FRB Ser. 06-AR3, Class A1, 0.376s, 2036		1,547,698	665,510
FRB Ser. 07-AR3, Class 2A2A, 0.366s, 2037		3,537,724	2,299,521
FRB Ser. 06-AR6, Class A4, 0.356s, 2037		1,863,919	1,150,970
FRB Ser. 06-AR3, Class A5, 0.356s, 2036		2,631,752	1,605,368

DLJ Commercial Mortgage Corp. Ser. 98-CF2,
Class B4, 6.04s, 2031 F		226,150	226,068

European Prime Real Estate PLC 144A FRB
Ser. 1-A, Class D, 1.672s, 2014
(United Kingdom)	GBP	111,236	35,747

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.852s, 2032		$253,651	411,810
IFB Ser. 3408, Class EK, 25.04s, 2037		156,482	235,396
IFB Ser. 2979, Class AS, 23.587s, 2034		87,139	120,068
IFB Ser. 3072, Class SM, 23.111s, 2035		334,952	492,408
IFB Ser. 3072, Class SB, 22.964s, 2035		343,312	502,366
IFB Ser. 3249, Class PS, 21.658s, 2036		334,679	480,498
IFB Ser. 3065, Class DC, 19.299s, 2035		467,724	623,070
IFB Ser. 3031, Class BS, 16.257s, 2035		553,829	726,989
IFB Ser. 3727, Class PS, IO, 6.513s, 2038		4,259,235	723,644
IFB Ser. 3287, Class SE, IO, 6.513s, 2037		1,073,382	184,160
IFB Ser. 3398, Class SI, IO, 6.463s, 2036		1,505,614	193,532
IFB Ser. 3485, Class SI, IO, 6.363s, 2036		403,224	66,984
IFB Ser. 3751, Class SB, IO, 5.853s, 2039		13,220,008	2,035,088
IFB Ser. 3852, Class TB, 5.813s, 2041		1,634,531	1,510,062
IFB Ser. 3768, Class PS, IO, 5.813s, 2036		3,196,165	493,488
Ser. 3645, Class ID, IO, 5s, 2040		1,828,855	300,755
Ser. 3653, Class KI, IO, 5s, 2038		3,445,819	572,213
Ser. 3632, Class CI, IO, 5s, 2038		2,134,338	363,158
Ser. 3626, Class DI, IO, 5s, 2037		1,500,425	173,764
Ser. 3623, Class CI, IO, 5s, 2036		1,347,545	240,366
Ser. 3747, Class HI, IO, 4 1/2s, 2037		994,080	147,422
Ser. 3738, Class MI, IO, 4s, 2034		4,483,413	562,668
Ser. 3736, Class QI, IO, 4s, 2034		12,111,186	1,548,434

14	Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (26.5%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
Ser. 3751, Class MI, IO, 4s, 2034	$12,619,590	$1,651,273
Ser. 3707, Class HI, IO, 4s, 2023	2,020,421	204,244
Ser. 3707, Class KI, IO, 4s, 2023	3,244,624	283,158
Ser. T-57, Class 1AX, IO, 0.424s, 2043	971,937	15,551
Ser. 3300, PO, zero %, 2037	188,339	165,302
FRB Ser. 3326, Class YF, zero %, 2037	101,765	79,935
FRB Ser. 3251, Class TC, zero %, 2036	21,462	21,371
FRB Ser. 3326, Class WF, zero %, 2035	12,370	10,160
FRB Ser. 3030, Class EF, zero %, 2035 F	16,165	14,372
FRB Ser. 3412, Class UF, zero %, 2035 F	7,360	6,874

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.785s, 2036	256,015	451,355
IFB Ser. 06-8, Class HP, 23.885s, 2036	445,829	643,286
IFB Ser. 07-53, Class SP, 23.519s, 2037	341,396	505,641
IFB Ser. 08-24, Class SP, 22.602s, 2038	350,925	513,831
IFB Ser. 05-122, Class SE, 22.45s, 2035	548,504	775,804
IFB Ser. 05-83, Class QP, 16.911s, 2034	351,752	463,715
IFB Ser. 10-135, Class SP, IO, 6.414s, 2040	13,222,930	2,532,561
IFB Ser. 11-51, Class SK, IO, 6.264s, 2041	5,103,217	906,535
IFB Ser. 10-35, Class SG, IO, 6.214s, 2040	7,054,374	1,384,774
IFB Ser. 11-51, Class SM, IO, 5.664s, 2041	8,820,462	1,275,615
IFB Ser. 10-46, Class WS, IO, 5.564s, 2040	5,116,443	670,766
Ser. 374, Class 6, IO, 5 1/2s, 2036	1,565,170	343,179
Ser. 10-21, Class IP, IO, 5s, 2039	3,510,712	620,610
Ser. 10-92, Class CI, IO, 5s, 2039	2,053,498	394,076
Ser. 398, Class C5, IO, 5s, 2039	1,423,364	306,023
Ser. 10-13, Class EI, IO, 5s, 2038	972,695	127,909
Ser. 378, Class 19, IO, 5s, 2035	4,192,194	849,582
Ser. 366, Class 22, IO, 4 1/2s, 2035	1,495,008	157,858
Ser. 407, Class 1, IO, 4s, 2041	3,381,118	860,156
Ser. 407, Class 2, IO, 4s, 2041	1,354,879	344,681
Ser. 406, Class 2, IO, 4s, 2041	6,924,558	1,661,894
Ser. 406, Class 1, IO, 4s, 2041	4,332,732	1,039,856
Ser. 03-W10, Class 1, IO, 1.509s, 2043	851,378	41,505
Ser. 00-T6, IO, 0.775s, 2030	2,081,755	49,329
Ser. 99-51, Class N, PO, zero %, 2029	31,621	28,764

FFCA Secured Lending Corp. 144A Ser. 00-1,
Class X, IO, 1.108s, 2020 F	2,602,418	77,054

First Horizon Alternative Mortgage Securities
FRB Ser. 06-AA4, Class 2A1, 5.348s, 2036	2,756,656	1,323,195

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	351,000	228,816

GMAC Commercial Mortgage Securities, Inc.
144A Ser. 99-C3, Class G, 6.974s, 2036	84,703	77,927

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.891s, 2041	3,481,552	3,389,500
IFB Ser. 11-56, Class SG, 6.891s, 2041	1,936,021	1,888,608
IFB Ser. 10-142, Class SA, IO, 6.514s, 2039	4,621,555	795,774
IFB Ser. 10-151, Class SL, IO, 6.514s, 2039	2,181,372	417,275
IFB Ser. 10-85, Class AS, IO, 6.464s, 2039	4,516,898	818,688
IFB Ser. 10-98, Class QS, IO, 6.414s, 2040	4,367,353	797,042
IFB Ser. 10-88, Class SA, IO, 6.364s, 2040	3,198,043	618,661
IFB Ser. 10-157, Class SN, IO, 6.364s, 2038	3,003,476	495,483
IFB Ser. 11-79, Class AS, IO, 5.915s, 2037 F	5,390,000	766,743
IFB Ser. 10-113, Class DS, IO, 5.914s, 2039	3,385,880	542,689
IFB Ser. 10-115, Class SN, IO, 5.914s, 2038	1,492,491	236,127
IFB Ser. 10-115, Class AS, IO, 5.864s, 2040	1,886,318	339,858
IFB Ser. 10-116, Class SL, IO, 5.864s, 2039	1,509,820	253,514
IFB Ser. 10-168, Class SL, IO, 5.814s, 2040	2,719,777	467,230
IFB Ser. 10-121, Class SE, IO, 5.814s, 2040	2,686,798	451,301
IFB Ser. 10-89, Class SD, IO, 5.744s, 2040	2,332,398	408,100

MORTGAGE-BACKED SECURITIES (26.5%)* cont.	Principal amount	Value

Government National Mortgage Association
IFB Ser. 10-116, Class SA, IO, 5.714s, 2040	$3,943,964	$690,549
IFB Ser. 11-70, Class SM, IO, 5.704s, 2041	3,437,000	823,093
IFB Ser. 11-70, Class SH, IO, 5.704s, 2041	3,530,000	843,776
Ser. 11-70, PO, zero %, 2041	7,389,196	5,397,069
Ser. 06-36, Class OD, PO, zero %, 2036	13,572	12,207
Ser. 99-31, Class MP, PO, zero %, 2029	84,085	73,942

GS Mortgage Securities Corp. II 144A
Ser. 05-GG4, Class XC, IO, 0.33s, 2039 F	102,302,740	1,792,506

Harborview Mortgage Loan Trust FRB
Ser. 05-14, Class 5A1A, 5.559s, 2035	2,747,994	1,621,317

HSI Asset Loan Obligation FRB Ser. 07-AR1,
Class 2A1, 5.668s, 2037	2,881,202	1,786,345

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.432s, 2037	2,454,600	1,546,398
FRB Ser. 06-AR25, Class 5A1, 5.402s, 2036	2,107,005	1,234,611
FRB Ser. 07-AR9, Class 2A1, 5.36s, 2037	1,504,357	960,908
FRB Ser. 06-AR25, Class 3A1, 5.132s, 2036	765,247	367,319
FRB Ser. 07-AR7, Class 2A1, 4.794s, 2037	1,269,327	680,359
FRB Ser. 07-AR11, Class 1A1, 4.686s, 2037	708,762	368,556
FRB Ser. 06-AR3, Class 2A1A, 2.817s, 2036	1,870,631	935,316
FRB Ser. 05-AR31, Class 3A1, 2.668s, 2036	2,239,570	1,321,346
FRB Ser. 06-AR39, Class A1, 0.366s, 2037	5,079,421	2,857,174
FRB Ser. 06-AR35, Class 2A1A, 0.356s, 2037	1,370,662	683,498
FRB Ser. 06-AR15, Class A1, 0.306s, 2036	2,130,336	1,054,516
FRB Ser. 06-AR29, Class A2, 0.266s, 2036	2,845,846	1,437,152

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.386s, 2037	2,727,245	1,363,623
FRB Ser. 06-A7, Class 1A1, 0.346s, 2036	1,448,303	782,084
FRB Ser. 06-A6, Class 1A1, 0.346s, 2036	787,377	451,397
FRB Ser. 07-A1, Class 1A1A, 0.326s, 2037	1,400,708	588,297

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A Ser. 07-CB20, Class X1,
IO, 0.198s, 2051	53,969,215	582,749

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031 F	199,915	202,310
Ser. 98-C4, Class J, 5.6s, 2035	379,000	390,597

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C2, Class K, 6.529s, 2035 F	1,084,000	1,099,826

Lehman XS Trust FRB Ser. 07-8H, Class A1,
0.316s, 2037	1,073,600	539,484

Luminent Mortgage Trust FRB Ser. 06-7,
Class 1A1, 0.366s, 2036	1,703,985	937,192

Merrill Lynch Mortgage Investors, Inc.
Ser. 96-C2, Class JS, IO, 2.386s, 2028 F	504,945	16,709

Merrill Lynch Mortgage Trust FRB Ser. 07-C1,
Class A3, 6.02s, 2050	196,000	209,822

Mezz Cap Commercial Mortgage Trust 144A
Ser. 07-C5, Class X, IO, 5.081s, 2049	1,898,573	132,900

Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039 F	1,380,000	1,212,899

Morgan Stanley Mortgage Loan Trust FRB
Ser. 06-3AR, Class 3A1, 5.416s, 2036	1,109,855	710,307

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043 F	1,196,000	1,263,755

Mortgage Capital Funding, Inc. Ser. 97-MC2,
Class X, IO, 1.989s, 2012	1,000	7

Nomura Asset Acceptance Corp. FRB
Ser. 06-AR4, Class A4A, 0.426s, 2036	2,767,883	1,134,832

PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2033	157,000	6,280

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018	158,000	110,758

Putnam VT Diversified Income Fund	15

MORTGAGE-BACKED SECURITIES (26.5%)* cont.		Principal amount	Value

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 06-9, Class 1A1, 5.159s, 2036		$608,285	$370,777
FRB Ser. 07-4, Class 1A1, 0.426s, 2037		1,178,903	506,928

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.025s, 2045		4,286,293	629,656
Ser. 07-4, Class 1A4, IO, 1s, 2045		6,487,774	263,404

Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.531s, 2035		544,543	63,766
Ser. 05-RF3, Class 1A, IO, 5.346s, 2035 F		488,189	65,080
FRB Ser. 05-RF3, Class 1A, 0.536s, 2035		488,189	366,142
FRB Ser. 05-RF1, Class A, 0.536s, 2035		544,543	408,408

Ursus PLC 144A FRB Ser. 1-A, Class D, 6.938s,
2012 (Ireland)	GBP	156,784	12,596

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C34, IO, 0.545s, 2046		$14,922,330	219,955

Wachovia Bank Commercial Mortgage Trust
144A FRB Ser. 05-WL5A, Class L, 3.487s, 2018		363,000	217,800

Wachovia Mortgage Loan Trust, LLC FRB
Ser. 06-AMN1, Class A2, 0.336s, 2036		2,204,780	1,036,246

Washington Mutual Mortgage Pass-Through
Certificates FRB Ser. 07-0C2, Class A3,
0.496s, 2037		1,362,261	752,649

Total mortgage-backed securities (cost $134,340,883)			$133,634,540

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (20.8%)*		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.2%)
Government National Mortgage Association
Pass-Through Certificates 6 1/2s,
November 20, 2038		$1,014,291	$1,142,860

			1,142,860
U.S. Government Agency Mortgage Obligations (20.6%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3 1/2s,
January 1, 2041		813,025	777,709

Federal National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, July 1, 2041		1,000,000	1,132,188
5s, February 1, 2037		247,855	263,753
5s, TBA, June 1, 2041		18,000,000	19,152,522
4 1/2s, August 1, 2039		549,936	573,352
4 1/2s, TBA, July 1, 2041		34,000,000	35,176,719
4s, TBA, July 1, 2041		39,000,000	39,000,000
4s, TBA, June 1, 2041		7,000,000	7,009,296
3 1/2s, March 1, 2041		698,922	669,436

			103,754,975
Total U.S. government and agency
mortgage obligations (cost $105,282,225)			$104,897,835

ASSET-BACKED SECURITIES (11.4%)*		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3,
Class A2C, 0.336s, 2036		$100,000	$42,214

Ace Securities Corp. 144A Ser. 03-MH1,
Class M2, 6 1/2s, 2030		32,531	32,140

Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.061s, 2034		36,600	10,948

Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		1,085,620	746,364

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-OPX1, Class A1A, 0.256s, 2037		599,056	227,641

Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		765,231	616,011
Ser. 00-4, Class A6, 8.31s, 2032		701,144	534,623

ASSET-BACKED SECURITIES (11.4%)* cont.		Principal amount	Value

Conseco Finance Securitizations Corp.
Ser. 00-5, Class A7, 8.2s, 2032		$1,501,500	$1,227,476
Ser. 00-1, Class A5, 8.06s, 2031		566,507	436,210
Ser. 00-4, Class A5, 7.97s, 2032		122,637	99,029
Ser. 00-5, Class A6, 7.96s, 2032		318,893	258,303
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	13,240
Ser. 00-6, Class A5, 7.27s, 2031		2,667,553	2,801,464
FRB Ser. 02-1, Class M1A, 2.241s, 2033		1,609,000	1,439,503
FRB Ser. 01-4, Class M1, 1.941s, 2033		241,000	128,493

Countrywide Asset Backed Certificates
FRB Ser. 06-BC1, Class 2A3, 0.476s, 2036		992,000	674,560
FRB Ser. 06-6, Class 2A3, 0.466s, 2036		2,253,000	675,900
FRB Ser. 07-7, Class 2A3, 0.416s, 2047		3,588,000	1,471,080
FRB Ser. 07-3, Class 2A2, 0.356s, 2047		1,239,000	831,780
FRB Ser. 07-6, Class 2A2, 0.356s, 2037		729,000	555,863
FRB Ser. 06-8, Class 2A3, 0.346s, 2046 F		919,000	413,550
FRB Ser. 07-8, Class 2A2, 0.316s, 2037		2,457,000	1,769,040
FRB Ser. 06-25, Class 2A2, 0.306s, 2047		1,141,000	1,049,720
FRB Ser. 07-1, Class 2A2, 0.286s, 2037		2,148,000	1,568,040

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		383,096	7,662

First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF11, Class 2A3,
0.336s, 2036		1,108,000	554,000

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.562s, 2043 F	EUR	1,225,000	915,787
FRB Ser. 03-2, Class 3C, 3.326s, 2043 F	GBP	588,814	440,186

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$671,564	433,830
Ser. 94-4, Class B2, 8.6s, 2019		251,473	131,622
Ser. 93-1, Class B, 8.45s, 2018		124,987	97,567
Ser. 99-5, Class A5, 7.86s, 2029		1,142,682	1,039,841
Ser. 96-8, Class M1, 7.85s, 2027		304,000	306,092
Ser. 99-5, Class A6, 7 1/2s, 2030		793,442	674,426
Ser. 95-8, Class B1, 7.3s, 2026		285,417	284,287
Ser. 95-4, Class B1, 7.3s, 2025		289,077	295,532
Ser. 97-6, Class M1, 7.21s, 2029		182,000	157,347
Ser. 95-F, Class B2, 7.1s, 2021		8,946	8,806
Ser. 93-3, Class B, 6.85s, 2018		8,636	7,738
Ser. 99-3, Class A7, 6.74s, 2031		604,497	604,497
Ser. 99-3, Class A9, 6.53s, 2031		598,288	551,143

Greenpoint Manufactured Housing Ser. 00-3,
Class IA, 8.45s, 2031		2,829,698	2,866,838

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.486s, 2036 F		3,528,159	1,764,079
FRB Ser. 05-15, Class 2A2, 0.436s, 2036		999,702	658,708
FRB Ser. 05-14, Class 2A2, 0.436s, 2035		1,354,230	758,369
FRB Ser. 05-11, Class 3A4, 0.436s, 2035		1,783,731	1,435,903
FRB Ser. 06-19, Class A3A, 0.426s, 2036		641,985	327,412
FRB Ser. 07-3, Class A4A, 0.406s, 2047		2,237,263	1,096,259
FRB Ser. 06-1, Class A2, 0.406s, 2036		2,611,610	1,240,515
FRB Ser. 07-4, Class A2, 0.386s, 2037		1,122,578	499,547
FRB Ser. 06-17, Class A2, 0.366s, 2036		1,000,122	460,056
FRB Ser. 06-16, Class A2, 0.356s, 2036		1,281,353	589,423
FRB Ser. 06-11, Class 2A2, 0.346s, 2036		6,085,343	2,799,258
FRB Ser. 06-12, Class A2A, 0.336s, 2036		1,361,297	707,874
FRB Ser. 07-4, Class A1, 0.286s, 2037		2,861,944	1,365,052
FRB Ser. 06-19, Class A1, 0.276s, 2036		2,296,456	1,027,664
FRB Ser. 06-17, Class A1, 0.246s, 2036		4,085,141	1,858,739
FRB Ser. 06-16, Class A1, 0.246s, 2036		2,205,507	992,478
FRB Ser. 06-8, Class 2A1, 0.246s, 2036		2,113,225	972,083
FRB Ser. 06-12, Class A1, 0.236s, 2036		2,324,832	1,113,827
FRB Ser. 07-3, Class 2A1A, 0.216s, 2047		1,660,064	838,332

16	Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (11.4%)* cont.		Principal amount	Value

Guggenheim Structured Real Estate Funding, Ltd.
144A FRB Ser. 05-2A, Class E, 2.186s, 2030		$302,586	$9,834

Lehman XS Trust FRB Ser. 05-6, Class 1A4,
0.566s, 2035		1,574,000	621,730

Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 0.446s, 2036		98,799	34,411
FRB Ser. 06-WL1, Class 2A3, 0.426s, 2046		963,559	602,225

Madison Avenue Manufactured Housing
Contract FRB Ser. 02-A, Class B1, 3.436s, 2032		925,076	821,699

Merrill Lynch First Franklin Mortgage Loan
Asset Backed Certificates FRB Ser. 07-1,
Class A2B, 0.356s, 2037		1,291,268	587,527

Mid-State Trust Ser. 11, Class B, 8.221s, 2038		82,351	80,005

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8,
Class B3, 3.386s, 2034		41,772	10,260

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.346s, 2036		99,400	47,652
FRB Ser. 06-2, Class A2C, 0.336s, 2036		130,000	69,450

Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		538,227	511,315
Ser. 95-B, Class B1, 7.55s, 2021		76,676	56,536
Ser. 00-D, Class A4, 7.4s, 2030		1,416,166	945,291
Ser. 02-B, Class A4, 7.09s, 2032		222,662	229,050
Ser. 99-B, Class A4, 6.99s, 2026		525,235	519,983
Ser. 01-D, Class A4, 6.93s, 2031		315,590	254,346
Ser. 98-A, Class M, 6.825s, 2028		43,000	40,644
Ser. 01-E, Class A4, 6.81s, 2031		725,597	637,165
Ser. 01-C, Class A2, 5.92s, 2017		745,293	393,142
Ser. 02-C, Class A1, 5.41s, 2032		1,056,513	1,014,253
Ser. 01-E, Class A2, 5.05s, 2031		503,401	396,428
Ser. 02-A, Class A2, 5.01s, 2020		64,544	60,104

Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		94,310	90,302

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A3, 0.456s, 2036		3,763,000	1,561,645
FRB Ser. 07-RZ1, Class A2, 0.346s, 2037		151,516	90,108

SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, 0.396s, 2036		219,000	70,738

Soundview Home Equity Loan Trust FRB
Ser. 06-OPT3, Class 2A3, 0.356s, 2036		100,668	76,652

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038		419,959	50,395

TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A,
Class IV, 6.84s, 2037		351,000	175,500

Total asset-backed securities (cost $62,727,523)			$57,564,361

FOREIGN GOVERNMENT BONDS
AND NOTES (9.2%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds
7s, 2017		$2,360,000	$2,167,660

Argentina (Republic of) sr. unsec. bonds
Ser. VII, 7s, 2013		461,000	466,684

Argentina (Republic of) sr. unsec. bonds FRB
0.45s, 2013		2,362,000	553,322

Argentina (Republic of) sr. unsec. unsub.
bonds 7s, 2015		6,666,000	6,395,494

Argentina (Republic of) sr. unsec. unsub.
bonds Ser. $V, 10 1/2s, 2012	ARS	1,080,000	255,337

Argentina (Republic of) sr. unsec. unsub.
bonds FRB 0.467s, 2012		$30,634,000	7,383,407

FOREIGN GOVERNMENT BONDS
AND NOTES (9.2%)* cont.	Principal amount/units		Value

Argentina (Republic of) sr. unsec. unsub.
notes Ser. NY, 8.28s, 2033		$1,040,650	$888,715

Banco Nacional de Desenvolvimento
Economico e Social 144A notes 5 1/2s,
2020 (Brazil)		125,000	132,344

Brazil (Federal Republic of) notes 10s, 2017	BRL	1,350	825,297

Brazil (Federal Republic of) unsub. notes
10s, 2014	BRL	1,080	687,774

Chile (Republic of) notes 5 1/2s, 2020	CLP	235,500,000	508,157

Colombia (Government of) bonds
6 1/8s, 2041		$565,000	614,438

Croatia (Republic of) 144A sr. unsec. unsub.
notes 6 3/8s, 2021		360,000	374,400

Ghana (Republic of) 144A unsec. notes
8 1/2s, 2017		930,000	1,043,590

Hungary (Republic of) sr. unsec. unsub. notes
7 5/8s, 2041		244,000	263,398

Hungary (Republic of) sr. unsec. unsub. notes
6 3/8s, 2021		150,000	157,500

Indonesia (Republic of) 144A sr. unsec. notes
11 5/8s, 2019		755,000	1,104,067

Indonesia (Republic of) 144A sr. unsec. unsub.
bonds 7 3/4s, 2038		550,000	689,563

Indonesia (Republic of) 144A sr. unsec. unsub.
bonds 6 7/8s, 2018		425,000	497,250

Indonesia (Republic of) 144A sr. unsec. unsub.
bonds 6 3/4s, 2014		280,000	311,349

Indonesia (Republic of) 144A sr. unsec. unsub.
bonds 6 5/8s, 2037		575,000	632,167

Industrial Bank of Korea 144A sr. notes
7 1/8s, 2014 (South Korea)		1,190,000	1,337,911

Iraq (Republic of) 144A bonds 5.8s, 2028		695,000	628,280

Peru (Republic of) bonds 6.95s, 2031	PEN	3,110,000	1,098,104

Philippines (Republic of) sr. unsec. unsub.
bonds 6 1/2s, 2020		$800,000	931,040

Philippines (Republic of) sr. unsec. unsub.
bonds 6 3/8s, 2034		1,000,000	1,086,790

Russia (Federation of) 144A unsec. unsub.
bonds 7 1/2s, 2030		1,489,162	1,747,026

South Africa (Republic of) sr. unsec. unsub.
notes 6 7/8s, 2019		515,000	614,138

Sri Lanka (Republic of) 144A notes 7.4s, 2015		240,000	261,094

Turkey (Republic of) bonds 16s, 2012	TRY	190,000	122,471

Turkey (Republic of) sr. unsec. notes
7 1/2s, 2019		$1,210,000	1,422,428

Turkey (Republic of) sr. unsec. notes
7 1/2s, 2017		1,530,000	1,790,528

Turkey (Republic of) unsec. notes
6 3/4s, 2040		370,000	395,963

Ukraine (Government of ) Financing
of Infrastructural Projects State Enterprise
144A govt. guaranty notes 8 3/8s, 2017		275,000	287,375

Ukraine (Government of) sr. unsec. bonds
6.385s, 2012		650,000	662,136

Ukraine (Government of) 144A bonds
7 3/4s, 2020		2,330,000	2,417,375

Ukraine (Government of) 144A sr. unsec.
notes 7.95s, 2021		1,740,000	1,803,092

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013		450,000	472,500

Venezuela (Republic of) bonds 8 1/2s, 2014		430,000	386,815

Putnam VT Diversified Income Fund	17

FOREIGN GOVERNMENT BONDS
AND NOTES (9.2%)* cont.	Principal amount/units	Value

Venezuela (Republic of) sr. unsec. bonds
9 1/4s, 2027	$200,000	$150,700

Venezuela (Republic of) unsec. notes
10 3/4s, 2013	1,410,000	1,390,034

Venezuela (Republic of) 144A unsec. bonds
13 5/8s, 2018	1,215,000	1,201,404

Total foreign government bonds
and notes (cost $40,856,719)		$46,159,117

SENIOR LOANS (2.5%)* [c]	Principal amount	Value

Basic materials (0.2%)
American Rock Salt Co., LLC/American Rock
Capital Corp. bank term loan FRN 5 1/2s, 2017	$70,000	$69,825

Exopack, LLC bank term loan FRN Ser. B,
6 1/2s, 2017	115,000	114,713

Georgia-Pacific, LLC bank term loan FRN
Ser. B2, 2.307s, 2012	62,883	62,791

INEOS Group Holdings, Ltd. bank term loan FRN
Ser. C2, 8.001s, 2014 (United Kingdom)	128,702	132,926

INEOS Holdings, Ltd. bank term loan FRN
Ser. B2, 7.501s, 2013 (United Kingdom)	121,298	125,278

Momentive Performance Materials, Inc. bank
term loan FRN 3 3/4s, 2013	217,720	212,731

Nexeo Solutions, LLC bank term loan FRN
Ser. B, 5s, 2017	119,700	119,363

Univar, Inc. bank term loan FRN Ser. B,
5s, 2017	119,699	119,421

		957,048
Capital goods (—%)
SRAM Corp. bank term loan FRN Ser. 2nd,
8 1/2s, 2018	80,000	80,000

		80,000
Communication services (0.3%)
Charter Communications Operating, LLC
bank term loan FRN Ser. l, 7 1/4s, 2014	5,132	5,153

Charter Communications, Inc. bank term loan
FRN Ser. C, 3.56s, 2016	581,039	580,621

Insight Midwest, LP bank term loan FRN Ser. B,
1.983s, 2014	88,786	87,058

Intelsat Jackson Holdings SA bank term loan
FRN 3.285s, 2014 (Luxembourg)	375,000	360,938

Level 3 Communications, Inc. bank term loan
FRN 2.533s, 2014	234,000	226,200

Level 3 Financing, Inc. bank term loan FRN
Ser. B, 11 1/2s, 2014	55,000	58,185

		1,318,155
Consumer cyclicals (1.2%)
Brickman Group Holdings, Inc. bank term
loan FRN Ser. B, 7 1/4s, 2016	616,900	623,840

Burlington Coat Factory Warehouse Corp.
bank term loan FRN Ser. B, 6 1/4s, 2017	69,825	69,572

Caesars Entertainment Operating Co., Inc.
bank term loan FRN Ser. B1, 3.274s, 2015	370,000	332,191

Caesars Entertainment Operating Co., Inc.
bank term loan FRN Ser. B2, 3.246s, 2015	429,402	385,030

CCM Merger, Inc. bank term loan FRN Ser. B,
7s, 2017	337,743	341,437

Cengage Learning Acquisitions, Inc. bank
term loan FRN Ser. B, 2.44s, 2014	396,295	355,463

Clear Channel Communications, Inc. bank
term loan FRN Ser. B, 3.841s, 2016	587,731	495,164

Compucom Systems, Inc. bank term loan FRN
3.7s, 2014	85,034	82,483

SENIOR LOANS (2.5%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
Dex Media West, LLC bank term loan FRN
Ser. A, 7s, 2014	$129,271	$107,295

Emergency Medical Services Corp. bank term
loan FRN Ser. B, 5.252s, 2018	244,388	243,384

Federal Mogul Corp. bank term loan FRN
Ser. B, 2.128s, 2014	50,784	48,009

Federal Mogul Corp. bank term loan FRN
Ser. C, 2.128s, 2015	25,910	24,494

GateHouse Media, Inc. bank term loan FRN
Ser. B, 2.44s, 2014	158,157	55,586

GateHouse Media, Inc. bank term loan FRN
Ser. B, 2.19s, 2014	309,115	108,641

GateHouse Media, Inc. bank term loan FRN
Ser. DD, 2.2s, 2014	115,342	40,538

Golden Nugget, Inc. bank term loan FRN
2.2s, 2014 ‡‡	41,394	36,151

Golden Nugget, Inc. bank term loan FRN
Ser. B, 2.2s, 2014 ‡‡	72,718	63,507

Goodman Global, Inc. bank term loan FRN
9s, 2017	169,000	173,295

Goodman Global, Inc. bank term loan FRN
Ser. 1st, 5 3/4s, 2016	339,435	340,001

KAR Auction Services, Inc. bank term loan
FRN Ser. B, 5s, 2017	95,000	95,178

Michaels Stores, Inc. bank term loan FRN
Ser. B, 2.546s, 2013	77,441	75,998

National Bedding Co., LLC bank term loan
FRN Ser. B, 3.756s, 2013	40,589	40,183

Neiman Marcus Group, Inc. (The) bank term
loan FRN 4 3/4s, 2018	215,000	212,068

Nortek, Inc. bank term loan FRN Ser. B,
5.253s, 2017	79,600	79,600

R.H. Donnelley, Inc. bank term loan FRN
Ser. B, 9s, 2014	400,347	272,737

Realogy Corp. bank term loan FRN Ser. B,
4.518s, 2016	470,436	418,296

ServiceMaster Co. (The) bank term loan FRN
Ser. B, 2.713s, 2014	319,670	310,258

ServiceMaster Co. (The) bank term loan FRN
Ser. DD, 2.7s, 2014	31,670	30,738

Six Flags Theme Parks bank term loan FRN
Ser. B, 5 1/4s, 2016	295,097	296,327

Tribune Co. bank term loan FRN Ser. B, 5 1/4s,
2014 (In default) †	399,187	269,950

Univision Communications, Inc. bank term
loan FRN 4.441s, 2017	358,919	342,767

		6,370,181
Consumer staples (0.2%)
Claire’s Stores, Inc. bank term loan FRN
3.051s, 2014	307,428	279,632

Del Monte Corp. bank term loan FRN Ser. B,
4 1/2s, 2018	155,000	154,491

Revlon Consumer Products bank term loan
FRN Ser. B, 4 3/4s, 2017	330,000	330,000

Rite-Aid Corp. bank term loan FRN Ser. B,
1.943s, 2014	75,615	72,134

West Corp. bank term loan FRN Ser. B2,
2.645s, 2013	12,829	12,706

West Corp. bank term loan FRN Ser. B5, 4.52s, 2016	31,201	31,240

		880,203

18	Putnam VT Diversified Income Fund

SENIOR LOANS (2.5%)* [c] cont.	Principal amount		Value

Energy (0.1%)
EPCO Holdings, Inc. bank term loan FRN
Ser. A, 1.193s, 2012		$149,682	$146,688

Frac Tech International, LLC bank term loan
FRN Ser. B, 6 1/4s, 2016		206,835	206,350

Hercules Offshore, Inc. bank term loan FRN
Ser. B, 7 1/2s, 2013		115,607	115,264

			468,302
Financials (0.1%)
AGFS Funding Co. bank term loan FRN Ser. B,
5 1/2s, 2017		230,000	225,160

HUB International Holdings, Inc. bank term
loan FRN 6 3/4s, 2014		90,390	90,232

			315,392
Health care (0.3%)
Ardent Health Services bank term loan FRN
Ser. B, 6 1/2s, 2015		209,875	209,940

Grifols SA bank term loan FRN Ser. B, 6s,
2016 (Spain)		140,000	140,496

Health Management Associates, Inc. bank
term loan FRN 2.057s, 2014		453,421	438,342

IASIS Healthcare, LLC bank term loan FRN
Ser. B, 5s, 2018		364,088	363,541

Multiplan, Inc. bank term loan FRN Ser. B,
4 3/4s, 2017		197,876	197,073

			1,349,392
Technology (—%)
First Data Corp. bank term loan FRN
4.186s, 2018		121,183	111,036

First Data Corp. bank term loan FRN Ser. B3,
2.936s, 2014		12,896	11,931

			122,967
Utilities and power (0.1%)
NRG Energy, Inc. bank term loan FRN
3.557s, 2015		119,744	119,463

NRG Energy, Inc. bank term loan FRN Ser. B,
3.452s, 2015		141,640	141,581

Texas Competitive Electric Holdings Co., LLC
bank term loan FRN 4.73s, 2017		645,637	502,790

			763,834

Total senior loans (cost $13,236,443)			$12,625,474

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.5%)*	strike price	amount	Value

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to receive a fixed rate
of 4.47% versus the three month
USD-LIBOR-BBA maturing
August 25, 2041.	Aug-11/4.47	$7,765,400	$551,575

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to receive a fixed rate
of 4.12% versus the three month
USD-LIBOR-BBA maturing
December 16, 2041.	Dec-11/4.12	13,338,424	587,291

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to pay a fixed rate of 4.47%
versus the three month
USD-LIBOR-BBA maturing
August 25, 2041.	Aug-11/4.47	7,765,400	48,767

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.5%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to pay a fixed rate of 4.12%
versus the three month
USD-LIBOR-BBA maturing
December 16, 2041.	Dec-11/4.12	$13,338,424	$707,470

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to receive a fixed rate
of 2.0025% versus the three
month USD-LIBOR-BBA
maturing July 7, 2016.	Jul-11/2.0025	13,120,000	20,467

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to pay a fixed rate
of 2.5025% versus the three
month USD-LIBOR-BBA
maturing July 7, 2016.	Jul-11/2.5025	13,120,000	1

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to receive a fixed rate
of 2.14% versus the three month
USD-LIBOR-BBA maturing
September 8, 2016.	Sep-11/2.14	15,980,000	124,964

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to pay a fixed rate
of 2.64% versus the three month
USD-LIBOR-BBA maturing
September 8, 2016.	Sep-11/2.64	15,980,000	31,161

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to receive a fixed rate
of 2.065% versus the three month
USD-LIBOR-BBA maturing
August 8, 2016.	Aug-11/2.065	14,830,000	78,302

Option on an interest rate swap
with Barclay’s Bank PLC for the
right to pay a fixed rate
of 2.565% versus the three month
USD-LIBOR-BBA maturing
August 8, 2016.	Aug-11/2.565	14,830,000	9,936

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate
of 4.1175% versus the three
month USD-LIBOR-BBA maturing
December 9, 2041.	Dec-11/4.1175	4,862,978	209,692

Option on an interest rate swap
with Citibank, N.A. for the right
to pay a fixed rate of 4.1175%
versus the three month
USD-LIBOR-BBA maturing
December 9, 2041.	Dec-11/4.1175	4,862,978	249,530

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate
of 3.855% versus the three month
USD-LIBOR-BBA maturing
December 6, 2041 .	Dec-11/3.855	8,878,738	218,950

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate
of 4.355% versus the three month
USD-LIBOR-BBA maturing
December 6, 2041.	Dec-11/4.355	8,878,738	284,120

Putnam VT Diversified Income Fund	19

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.5%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 4.09%
versus the three month
USD-LIBOR-BBA maturing
August 25, 2041.	Aug-11/4.09	$10,871,164	$306,458

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate
of 4.09% versus the three month
USD-LIBOR-BBA maturing
August 25, 2041.	Aug-11/4.09	10,871,164	280,041

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 4.0325% versus the three
month USD-LIBOR-BBA maturing
November 4, 2041.	Nov-11/4.0325	7,754,737	253,037

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 3.99% versus the three month
USD-LIBOR-BBA maturing
September 29, 2041.	Sep-11/3.99	18,127,685	447,754

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 3.60% versus the three month
USD-LIBOR-BBA maturing
January 5, 2042.	Jan-12/3.60	11,741,571	187,983

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 4.60% versus the three month
USD-LIBOR-BBA maturing
January 5, 2042.	Jan-12/4.60	11,741,571	274,518

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 4.0325% versus the three
month USD-LIBOR-BBA
maturing November 4, 2041.	Nov-11/4.0325	7,754,737	407,667

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 3.99% versus the three month
USD-LIBOR-BBA maturing
September 29, 2041.	Sep-11/3.99	18,127,685	876,292

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.31% versus the three month
USD-LIBOR-BBA maturing
November 30, 2016.	Nov-11/2.31	12,490,158	164,370

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.31% versus the three month
USD-LIBOR-BBA maturing
November 30, 2016.	Nov-11/2.31	12,490,158	149,507

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 4.555% versus the three month
USD-LIBOR-BBA maturing
August 5, 2041.	Aug-11/4.555	9,356,600	783,054

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.5%)* cont.	strike price	amount		Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed
rate of 4.0275% versus the three
month USD-LIBOR-BBA maturing
September 8, 2041.	Sep-11/4.0275	$7,826,000		$187,763

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 4.555% versus the three month
USD-LIBOR-BBA maturing
August 5, 2041.	Aug-11/4.555	9,356,600		14,783

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 4.0275% versus the three
month USD-LIBOR-BBA maturing
September 8, 2041.	Sep-11/4.0275	7,826,000		297,415

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 1.70175% versus the six month
CHF-LIBOR-BBA maturing
January 23, 2014.	Jan-12/1.70175	CHF	21,550,000	1,442

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 1.602% versus the six month
CHF-LIBOR-BBA maturing
December 22, 2013.	Dec-11/1.602	CHF	21,550,000	697

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 1.578% versus the six month
CHF-LIBOR-BBA maturing
December 24, 2013.	Dec-11/1.578	CHF	21,550,000	823

Option on an interest rate swap
with UBS AG for the right to pay a
fixed rate of 1.722% versus the six
month CHF-LIBOR-BBA maturing
January 23, 2014.	Jan-12/1.722	CHF	21,550,000	1,346

Total purchased options
outstanding (cost $8,522,234)				$7,757,176

CONVERTIBLE BONDS AND NOTES (0.2%)*		Principal amount		Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016		$186,000		$318,758

Meritor, Inc. cv. company guaranty sr. unsec.
notes 4s, 2027		245,000		233,975

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014		235,000		280,238

Trinity Industries, Inc. cv. unsec. sub. notes
3 7/8s, 2036		245,000		255,719

Total convertible bonds and notes (cost $959,661)				$1,088,690

PREFERRED STOCKS (0.1%)*		Shares		Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.		163		$153,189

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd. †		16,715		427,904

Total preferred stocks (cost $483,154)				$581,093

CONVERTIBLE PREFERRED STOCKS (0.1%)*		Shares		Value

General Motors Co. Ser. B, $2.375 cv. pfd.		5,293		$257,703

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd. (In default) †		627		596

Lucent Technologies Capital Trust I 7.75% cv. pfd.		236		231,575

Total convertible preferred stocks (cost $1,087,221)				$489,874

20	Putnam VT Diversified Income Fund

WARRANTS (—)* †	Expiration date	Strike price	Warrants	Value

Charter
Communications, Inc.
Class A	11/30/14	$46.86	37	$518

Smurfit Kappa
Group PLC 144A
(Ireland) F	10/1/13	EUR 0 .001	422	26,118

Total warrants (cost $16,076)				$26,636

COMMON STOCKS (—%)*			Shares	Value

Bohai Bay Litigation, LLC (Escrow) F			842	$2,627

Trump Entertainment Resorts, Inc. F			71	355

Total common stocks (cost $2,083)				$2,982

SHORT-TERM INVESTMENTS (25.0%)*		Principal amount/shares		Value

Putnam Money Market Liquidity Fund 0.04% [e]			38,545,701	$38,545,701

Federal Home Loan Bank discount notes 0.04%,
July 15, 2011			$8,000,000	7,999,876

Federal Home Loan Mortgage Corp. 0.04%,
July 11, 2011 ##			5,000,000	4,999,944

U.S. Treasury Bills with an effective yield
of 0.242%, August 25, 2011 # ##			2,504,000	2,503,070

U.S. Treasury Bills with an effective yield
of 0.104%, February 9, 2012 ##			106,000	105,810

U.S. Treasury Bills with an effective yield
of 0.100%, April 5, 2012 ##			4,000,000	3,996,240

U.S. Treasury Bills with an effective yield
of 0.100%, December 1, 2011 # ##			18,673,000	18,664,989

U.S. Treasury Bills with effective yields ranging
from 0.229% to 0.258%, October 20, 2011 # ##			7,124,000	7,119,583

U.S. Treasury Bills with effective yields ranging
from 0.214% to 0.236%, July 28, 2011 # ##			17,582,000	17,578,977

U.S. Treasury Bills with effective yields ranging
from 0.091% to 0.219%, November 17, 2011 # ##			24,405,000	24,396,044

Total short-term investments (cost $125,901,914)				$125,910,234

Total investments (cost $662,709,071)				$665,687,521

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2011 through June 30, 2011 (the reporting period).

* Percentages indicated are based on net assets of $503,814,383.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $397,956,271 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	83.1%	United Kingdom	0.8%

Russia	3.1	Indonesia	0.8

Argentina	2.7	Brazil	0.7

Venezuela	1.2	Germany	0.6

Ukraine	0.9	Turkey	0.6

Netherlands	0.9	Philippines	0.5

Luxembourg	0.8	Other	3.3

		Total	100.0%

Putnam VT Diversified Income Fund	21

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $295,251,916) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Sell	8/17/11	$1,585,608	$1,546,480	$(39,128)

	Brazilian Real	Buy	8/17/11	521,295	520,849	446

	British Pound	Sell	8/17/11	2,138,730	2,130,021	(8,709)

	Canadian Dollar	Sell	8/17/11	1,148,126	1,121,462	(26,664)

	Chilean Peso	Buy	8/17/11	836,542	830,632	5,910

	Czech Koruna	Buy	8/17/11	346,697	346,696	1

	Euro	Sell	8/17/11	44,084	43,196	(888)

	Japanese Yen	Sell	8/17/11	1,245,943	1,239,199	(6,744)

	Mexican Peso	Buy	8/17/11	558,849	556,120	2,729

	Norwegian Krone	Buy	8/17/11	876,209	863,193	13,016

	Russian Ruble	Buy	8/17/11	778,168	778,168	—

	Singapore Dollar	Buy	8/17/11	993,773	993,773	—

	South African Rand	Buy	7/21/11	762,651	763,124	(473)

	South Korean Won	Buy	8/17/11	1,521,922	1,499,282	22,640

	Swedish Krona	Buy	8/17/11	53,991	52,925	1,066

	Swiss Franc	Sell	8/17/11	784,745	784,538	(207)

	Taiwan Dollar	Sell	8/17/11	863,339	863,339	—

	Turkish Lira	Sell	8/17/11	27,614	27,614	—

Barclays Bank PLC

	Australian Dollar	Buy	8/17/11	829,027	822,315	6,712

	Brazilian Real	Buy	8/17/11	2,831,827	2,811,289	20,538

	British Pound	Sell	8/17/11	2,088,305	2,076,414	(11,891)

	Canadian Dollar	Buy	8/17/11	68,317	68,216	101

	Chilean Peso	Buy	8/17/11	756,169	745,600	10,569

	Czech Koruna	Buy	8/17/11	343,978	343,978	—

	Euro	Sell	8/17/11	4,784,734	4,693,242	(91,492)

	Hungarian Forint	Sell	8/17/11	1,154,066	1,154,066	—

	Indian Rupee	Sell	8/17/11	1,554,138	1,545,265	(8,873)

	Japanese Yen	Sell	8/17/11	1,397,331	1,389,750	(7,581)

	Malaysian Ringgit	Buy	8/17/11	800,451	800,451	—

	Mexican Peso	Sell	8/17/11	81,088	80,110	(978)

	New Zealand Dollar	Sell	7/21/11	629,307	620,269	(9,038)

	Norwegian Krone	Buy	8/17/11	487,137	479,839	7,298

	Philippines Peso	Buy	8/17/11	683,470	683,470	—

	Polish Zloty	Sell	8/17/11	424,472	424,472	—

	Russian Ruble	Buy	8/17/11	778,168	778,168	—

	Singapore Dollar	Buy	8/17/11	848,406	848,406	—

	South Korean Won	Buy	8/17/11	487,175	479,573	7,602

	Swedish Krona	Buy	8/17/11	1,035,708	1,014,404	21,304

	Swiss Franc	Sell	8/17/11	172,496	173,189	693

	Taiwan Dollar	Sell	8/17/11	893,309	893,309	—

	Thai Baht	Buy	8/17/11	660,584	660,584	—

	Turkish Lira	Buy	8/17/11	151,701	151,701	—

Citibank, N.A.

	Australian Dollar	Buy	8/17/11	2,358,513	2,299,981	58,532

	Brazilian Real	Buy	8/17/11	701,234	700,634	600

	British Pound	Sell	8/17/11	2,930,114	2,915,528	(14,586)

	Canadian Dollar	Sell	8/17/11	807,265	788,333	(18,932)

	Chilean Peso	Buy	8/17/11	444,767	436,607	8,160

	Czech Koruna	Buy	8/17/11	417,967	417,967	—

	Danish Krone	Buy	7/21/11	344,441	346,971	(2,530)

	Euro	Sell	8/17/11	3,005,268	2,948,155	(57,113)

22	Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $295,251,916) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Hungarian Forint	Buy	8/17/11	$779,862	$779,862	$—

	Japanese Yen	Sell	8/17/11	3,783,183	3,763,030	(20,153)

	Mexican Peso	Buy	8/17/11	1,131,725	1,128,576	3,149

	New Zealand Dollar	Buy	7/21/11	24,385	24,037	348

	Norwegian Krone	Sell	8/17/11	638,478	629,183	(9,295)

	Polish Zloty	Buy	8/17/11	812,679	812,679	—

	Singapore Dollar	Buy	8/17/11	194,062	194,062	—

	South African Rand	Buy	7/21/11	687,339	693,288	(5,949)

	South Korean Won	Buy	8/17/11	868,093	856,103	11,990

	Swedish Krona	Buy	8/17/11	399,053	391,463	7,590

	Swiss Franc	Sell	8/17/11	505,108	507,581	2,473

	Taiwan Dollar	Sell	8/17/11	794,272	794,272	—

	Turkish Lira	Buy	8/17/11	412,587	412,587	—

Credit Suisse AG

	Australian Dollar	Sell	8/17/11	867,758	845,515	(22,243)

	Brazilian Real	Buy	8/17/11	863,476	862,246	1,230

	British Pound	Sell	8/17/11	3,142,413	3,125,221	(17,192)

	Canadian Dollar	Sell	8/17/11	1,459,857	1,424,525	(35,332)

	Czech Koruna	Buy	8/17/11	40,627	40,552	75

	Euro	Sell	8/17/11	5,029,082	5,021,943	(7,139)

	Indian Rupee	Sell	8/17/11	879,210	874,190	(5,020)

	Japanese Yen	Buy	8/17/11	5,799,327	5,771,360	27,967

	Malaysian Ringgit	Buy	8/17/11	1,901,676	1,901,676	—

	Mexican Peso	Buy	8/17/11	884,071	881,484	2,587

	Norwegian Krone	Buy	8/17/11	1,635,823	1,611,876	23,947

	Polish Zloty	Sell	8/17/11	19,615	19,615	—

	Russian Ruble	Buy	8/17/11	777,918	777,918	—

	South African Rand	Buy	7/21/11	1,049,142	1,051,610	(2,468)

	South Korean Won	Buy	8/17/11	841,956	829,087	12,869

	Swedish Krona	Buy	8/17/11	3,554,040	3,536,614	17,426

	Swiss Franc	Buy	8/17/11	1,553,419	1,558,583	(5,164)

	Taiwan Dollar	Sell	8/17/11	877,257	877,257	—

	Turkish Lira	Sell	8/17/11	212,720	212,720	—

Deutsche Bank AG

	Australian Dollar	Sell	8/17/11	193,013	187,689	(5,324)

	Brazilian Real	Buy	8/17/11	250,087	248,535	1,552

	British Pound	Sell	8/17/11	2,360,504	2,347,474	(13,030)

	Canadian Dollar	Buy	8/17/11	342,831	342,304	527

	Chilean Peso	Buy	8/17/11	277,561	275,133	2,428

	Czech Koruna	Buy	8/17/11	248,855	248,855	—

	Euro	Sell	8/17/11	5,351,883	5,250,801	(101,082)

	Hungarian Forint	Buy	8/17/11	326,939	324,078	2,861

	Malaysian Ringgit	Buy	8/17/11	1,217,679	1,223,143	(5,464)

	Mexican Peso	Buy	8/17/11	589,369	586,267	3,102

	New Zealand Dollar	Sell	7/21/11	597,152	589,110	(8,042)

	Norwegian Krone	Buy	8/17/11	314,412	309,854	4,558

	Peruvian New Sol	Sell	8/17/11	1,059,465	1,051,169	(8,296)

	Philippines Peso	Buy	8/17/11	681,797	681,797	—

	Polish Zloty	Buy	8/17/11	15,099	15,099	—

	Singapore Dollar	Buy	8/17/11	196,760	196,760	—

	South Korean Won	Buy	8/17/11	1,359,495	1,338,654	20,841

	Swedish Krona	Buy	8/17/11	1,214,013	1,189,906	24,107

Putnam VT Diversified Income Fund	23

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $295,251,916) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Swiss Franc	Sell	8/17/11	$170,353	$170,976	$623

	Taiwan Dollar	Sell	8/17/11	301,591	301,591	—

	Turkish Lira	Buy	8/17/11	891,068	891,068	—

Goldman Sachs International

	Australian Dollar	Buy	8/17/11	1,427,591	1,392,236	35,355

	British Pound	Sell	8/17/11	2,235,244	2,224,214	(11,030)

	Canadian Dollar	Sell	8/17/11	1,999,243	1,952,200	(47,043)

	Chilean Peso	Buy	8/17/11	733,495	727,772	5,723

	Euro	Sell	8/17/11	5,404,813	5,303,365	(101,448)

	Hungarian Forint	Sell	8/17/11	532,522	532,522	—

	Japanese Yen	Sell	8/17/11	3,340,015	3,322,306	(17,709)

	Norwegian Krone	Buy	8/17/11	54,425	54,155	270

	Polish Zloty	Buy	8/17/11	604,331	604,331	—

	South African Rand	Buy	7/21/11	900,511	906,645	(6,134)

	Swedish Krona	Buy	8/17/11	851,243	834,249	16,994

	Swiss Franc	Buy	8/17/11	1,010,216	1,013,944	(3,728)

HSBC Bank USA, National Association

	Australian Dollar	Buy	8/17/11	2,056,132	2,007,205	48,927

	British Pound	Sell	8/17/11	998,360	992,800	(5,560)

	Euro	Sell	8/17/11	8,214,022	8,061,488	(152,534)

	Indian Rupee	Sell	8/17/11	224,785	224,145	(640)

	Japanese Yen	Sell	8/17/11	2,699,341	2,684,630	(14,711)

	Norwegian Krone	Sell	8/17/11	822,433	811,512	(10,921)

	Philippines Peso	Buy	8/17/11	681,876	681,876	—

	Singapore Dollar	Buy	8/17/11	768,928	768,507	421

	South Korean Won	Buy	8/17/11	705,630	696,122	9,508

	Swiss Franc	Buy	8/17/11	2,652,919	2,663,392	(10,473)

	Taiwan Dollar	Sell	8/17/11	893,331	893,331	—

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	8/17/11	3,595,225	3,506,305	88,920

	Brazilian Real	Buy	8/17/11	1,740,843	1,729,125	11,718

	British Pound	Sell	8/17/11	2,503,589	2,489,590	(13,999)

	Canadian Dollar	Sell	8/17/11	1,359,817	1,327,833	(31,984)

	Chilean Peso	Buy	8/17/11	855,994	849,767	6,227

	Czech Koruna	Buy	8/17/11	1,126,423	1,121,580	4,843

	Euro	Sell	8/17/11	4,731,369	4,642,561	(88,808)

	Hungarian Forint	Buy	8/17/11	309,676	306,939	2,737

	Japanese Yen	Sell	8/17/11	3,219,680	3,202,055	(17,625)

	Malaysian Ringgit	Buy	8/17/11	960,782	960,782	—

	Mexican Peso	Buy	8/17/11	943,996	939,624	4,372

	New Zealand Dollar	Sell	7/21/11	247,573	243,958	(3,615)

	Norwegian Krone	Buy	8/17/11	669,702	659,911	9,791

	Peruvian New Sol	Sell	8/17/11	167,485	167,029	(456)

	Polish Zloty	Sell	8/17/11	1,402,772	1,402,772	—

	Russian Ruble	Buy	8/17/11	777,447	777,323	124

	Singapore Dollar	Buy	8/17/11	995,443	994,505	938

	South African Rand	Buy	7/21/11	523,642	527,154	(3,512)

	South Korean Won	Buy	8/17/11	1,396,216	1,374,052	22,164

	Swedish Krona	Buy	8/17/11	1,078,752	1,057,396	21,356

	Swiss Franc	Buy	8/17/11	371,540	372,862	(1,322)

	Taiwan Dollar	Sell	8/17/11	1,311,822	1,310,455	(1,367)

24	Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $295,251,916) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	Thai Baht	Buy	8/17/11	$667,975	$667,975	$—

	Turkish Lira	Sell	8/17/11	734,946	737,158	2,212

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	8/17/11	3,621,045	3,575,681	45,364

	Brazilian Real	Buy	8/17/11	1,041,322	1,035,771	5,551

	British Pound	Sell	8/17/11	1,585,820	1,577,008	(8,812)

	Canadian Dollar	Sell	8/17/11	1,974,778	1,928,290	(46,488)

	Chilean Peso	Buy	8/17/11	784,753	776,652	8,101

	Czech Koruna	Buy	8/17/11	907,055	907,055	—

	Euro	Sell	8/17/11	1,990,026	1,953,318	(36,708)

	Hungarian Forint	Sell	8/17/11	601,411	601,935	524

	Indian Rupee	Sell	8/17/11	1,304,962	1,297,225	(7,737)

	Japanese Yen	Sell	8/17/11	3,093,899	3,080,682	(13,217)

	Malaysian Ringgit	Buy	8/17/11	1,125,866	1,125,866	—

	Mexican Peso	Buy	8/17/11	423,526	421,511	2,015

	New Zealand Dollar	Sell	7/21/11	65,688	57,785	(7,903)

	Norwegian Krone	Sell	8/17/11	217,496	214,236	(3,260)

	Polish Zloty	Buy	8/17/11	174,517	174,517	—

	Russian Ruble	Buy	8/17/11	778,862	778,862	—

	Singapore Dollar	Buy	8/17/11	809,020	809,020	—

	South African Rand	Buy	7/21/11	715,404	720,315	(4,911)

	South Korean Won	Buy	8/17/11	1,404,030	1,382,059	21,971

	Swedish Krona	Sell	8/17/11	1,261,338	1,235,975	(25,363)

	Swiss Franc	Buy	8/17/11	275,708	276,802	(1,094)

	Taiwan Dollar	Sell	8/17/11	1,515,388	1,515,388	—

	Turkish Lira	Sell	8/17/11	41,422	41,422	—

State Street Bank and Trust Co.

	Australian Dollar	Buy	8/17/11	3,171,642	3,139,629	32,013

	Brazilian Real	Buy	8/17/11	590,936	587,712	3,224

	British Pound	Sell	8/17/11	209,890	208,853	(1,037)

	Canadian Dollar	Sell	8/17/11	2,158,478	2,108,067	(50,411)

	Euro	Sell	8/17/11	9,553,516	9,372,221	(181,295)

	Hungarian Forint	Sell	8/17/11	337,153	337,153	—

	Japanese Yen	Sell	8/17/11	2,668,552	2,654,810	(13,742)

	Malaysian Ringgit	Buy	8/17/11	1,623,434	1,623,434	—

	Mexican Peso	Buy	8/17/11	588,961	586,208	2,753

	Norwegian Krone	Sell	8/17/11	2,441,800	2,405,036	(36,764)

	Philippines Peso	Buy	8/17/11	681,923	681,923	—

	Polish Zloty	Sell	8/17/11	912,358	912,358	—

	Russian Ruble	Buy	8/17/11	780,281	780,281	—

	Singapore Dollar	Buy	8/17/11	552,860	552,860	—

	South African Rand	Buy	7/21/11	799,805	792,813	6,992

	Swedish Krona	Buy	8/17/11	1,455,343	1,426,903	28,440

	Swiss Franc	Buy	8/17/11	4,689,423	4,708,020	(18,597)

	Taiwan Dollar	Sell	8/17/11	1,335,748	1,335,748	—

	Thai Baht	Buy	8/17/11	669,937	669,937	—

UBS AG

	Australian Dollar	Buy	8/17/11	1,749,813	1,737,974	11,839

	Brazilian Real	Buy	8/17/11	1,195,383	1,193,731	1,652

	British Pound	Buy	8/17/11	770,026	765,714	4,312

	Canadian Dollar	Buy	8/17/11	441,005	430,807	10,198

	Czech Koruna	Buy	8/17/11	379,239	379,239	—

Putnam VT Diversified Income Fund	25

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $295,251,916) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Euro	Sell	8/17/11	$10,849,360	$10,693,168	$(156,192)

	Hungarian Forint	Buy	8/17/11	270,164	270,164	—

	Indian Rupee	Sell	8/17/11	1,973,760	1,962,924	(10,836)

	Japanese Yen	Sell	8/17/11	3,092,930	3,077,078	(15,852)

	Mexican Peso	Buy	8/17/11	841,319	838,708	2,611

	New Zealand Dollar	Sell	7/21/11	870,516	857,059	(13,457)

	Norwegian Krone	Buy	8/17/11	2,367,010	2,374,437	(7,427)

	Polish Zloty	Sell	8/17/11	278,849	278,849	—

	Russian Ruble	Buy	8/17/11	779,046	779,046	—

	Singapore Dollar	Buy	8/17/11	568,080	568,080	—

	South African Rand	Buy	7/21/11	1,652,759	1,650,430	2,329

	South Korean Won	Buy	8/17/11	1,677,004	1,649,925	27,079

	Swedish Krona	Sell	8/17/11	399,432	391,500	(7,932)

	Swiss Franc	Sell	8/17/11	1,820,318	1,827,646	7,328

	Taiwan Dollar	Sell	8/17/11	1,262,224	1,263,487	1,263

	Thai Baht	Buy	8/17/11	661,014	661,014	—

	Turkish Lira	Buy	8/17/11	21,011	21,076	(65)

Westpac Banking Corp.

	Australian Dollar	Buy	8/17/11	1,683,021	1,639,755	43,266

	British Pound	Sell	8/17/11	3,997,873	3,978,171	(19,702)

	Canadian Dollar	Sell	8/17/11	142,337	139,013	(3,324)

	Euro	Sell	8/17/11	8,058,785	7,907,661	(151,124)

	Japanese Yen	Sell	8/17/11	5,109,536	5,083,135	(26,401)

	New Zealand Dollar	Sell	7/21/11	11,986	11,817	(169)

	Norwegian Krone	Sell	8/17/11	2,030,917	2,001,655	(29,262)

	Swedish Krona	Sell	8/17/11	164,167	160,975	(3,192)

	Swiss Franc	Sell	8/17/11	30,714	30,834	120

Total						$(1,102,201)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/31/11	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 10 yr (Short)	145	$14,747,811	Sep-11	$99,453

Canadian Government Bond
10 yr (Short)	184	23,677,194	Sep-11	333,145

Euro-Bobl 5 yr (Short)	4	677,097	Sep-11	(886)

Euro-Bund 10 yr (Long)	137	24,960,992	Sep-11	(45,298)

Euro-Dollar 90 day (Short)	1,527	379,402,238	Jun-12	(876,768)

Euro-Schatz 2 yr (Short)	97	15,148,476	Sep-11	(3,879)

Euro-Swiss Franc 3 Month
(Short)	50	14,837,846	Dec-11	(58,956)

Euro-Swiss Franc 3 Month
(Short)	50	14,811,068	Jun-12	(97,575)

Euro-Swiss Franc 3 Month
(Short)	50	14,776,852	Dec-12	(115,665)

Euro-Swiss Franc 3 Month
(Short)	50	14,825,945	Mar-12	(77,433)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/31/11	Number of		Expiration	appreciation/
(Unaudited) cont.	contracts	Value	date	(depreciation)

Euro-Swiss Franc 3 Month
(Short)	50	$14,846,772	Sep-11	$(36,641)

Japanese Government Bond
10 yr (Long)	10	17,527,029	Sep-11	33,497

Japanese Government Bond
10 yr Mini (Long)	5	876,849	Sep-11	1,964

U.K. Gilt 10 yr (Long)	212	40,928,088	Sep-11	(550,315)

U.S. Treasury Bond 30 yr
(Long)	13	1,641,250	Sep-11	(46,181)

U.S. Treasury Bond 20 yr
(Short)	96	11,811,000	Sep-11	(42,089)

U.S. Treasury Note 10 yr
(Long)	691	84,528,734	Sep-11	(1,090,595)

U.S. Treasury Note 2 yr
(Short)	416	91,247,000	Sep-11	63,256

Total				$(2,510,966)

26	Putnam VT Diversified Income Fund

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$52,200,047) (Unaudited)	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA
maturing August 19, 2021.	$13,021,000	Aug-11/4.475	$1,312,905

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	12,320,000	Aug-11/4.55	1,326,125

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA
maturing August 8, 2021.	11,485,000	Aug-11/4.70	1,400,481

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing August 16, 2021.	22,280,000	Aug-11/4.765	2,820,871

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA
maturing August 19, 2021.	13,021,000	Aug-11/4.475	521

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	12,320,000	Aug-11/4.55	246

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA
maturing August 8, 2021.	11,485,000	Aug-11/4.70	18

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing August 16, 2021.	22,280,000	Aug-11/4.765	104

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to pay a fixed rate of 2.065% versus
the three month USD-LIBOR-BBA
maturing September 8, 2016.	16,410,254	Sep-11/2.065	99,282

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to pay a fixed rate of 2.28% versus
the three month USD-LIBOR-BBA
maturing December 16, 2016.	32,899,571	Dec-11/2.28	364,527

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to pay a fixed rate of 4.39% versus
the three month USD-LIBOR-BBA
maturing June 6, 2021.	2,749,676	Jun-16/4.39	89,639

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 13, 2025.	3,026,380	Feb-15/5.36	284,601

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$52,200,047) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to receive a fixed rate of 2.065% versus
the three month USD-LIBOR-BBA
maturing September 8, 2016.	$16,410,254	Sep-11/2.065	$172,800

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to receive a fixed rate of 2.28% versus
the three month USD-LIBOR-BBA
maturing December 16, 2016.	32,899,571	Dec-11/2.28	503,692

Option on an interest rate swap with
Barclay’s Bank PLC for the obligation
to receive a fixed rate of 4.89% versus
the three month USD-LIBOR-BBA
maturing June 6, 2021.	2,749,676	Jun-16/4.89	102,838

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 13, 2025.	3,026,380	Feb-15/5.36	134,346

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.225% versus the three
month USD-LIBOR-BBA maturing
December 9, 2016.	12,379,911	Dec-11/2.225	121,571

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.11% versus the three
month USD-LIBOR-BBA maturing
June 1, 2021.	12,679,200	May-16/4.11	345,614

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.12% versus the three
month USD-LIBOR-BBA maturing
June 6, 2021.	2,794,314	Jun-16/4.12	76,673

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing
August 17, 2021.	24,640,000	Aug-11/4.49	2,522,890

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	24,066,000	Jul-11/4.52	2,607,310

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	12,033,000	Jul-11/4.5475	1,332,655

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.705% versus the three
month USD-LIBOR-BBA maturing
May 17, 2021.	21,718,479	May-16/4.705	846,803

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.86% versus the three
month USD-LIBOR-BBA maturing
July 1, 2026.	666,869	Jun-16/4.86	43,840

Putnam VT Diversified Income Fund	27

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$52,200,047) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 2.225% versus
the three month USD-LIBOR-BBA
maturing December 9, 2016.	$12,379,911	Dec-11/2.225	$192,461

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.49% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	24,640,000	Aug-11/4.49	739

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.52% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	24,066,000	Jul-11/4.52	3

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.5475% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	12,033,000	Jul-11/4.5475	1

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.705% versus
the three month USD-LIBOR-BBA
maturing May 17, 2021.	21,718,479	May-16/4.705	877,427

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.11% versus
the three month USD-LIBOR-BBA
maturing June 1, 2021.	12,679,200	May-16/5.11	427,629

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.12% versus
the three month USD-LIBOR-BBA
maturing June 6, 2021.	2,794,314	Jun-16/5.12	93,898

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.86% versus
the three month USD-LIBOR-BBA
maturing July 1, 2026.	666,869	Jun-16/5.86	29,009

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 3.55% versus
the three month USD-LIBOR-BBA
maturing July 21, 2021.	15,886,401	Jul-11/3.55	389,376

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing June 1, 2021.	12,421,759	May-16/4.60	454,761

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing May 23, 2021.	24,622,547	May-16/4.765	991,550

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to receive a fixed rate of 3.55% versus
the three month USD-LIBOR-BBA
maturing July 21, 2021.	15,886,401	Jul-11/3.55	20,652

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing June 1, 2021.	12,421,759	May-16/4.60	528,546

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$52,200,047) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to receive a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing May 23, 2021.	$24,622,547	May-16/4.765	$970,621

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 4.36% versus the three
month USD-LIBOR-BBA maturing
June 1, 2021.	12,483,891	May-16/4.36	398,361

Option on an interest rate swap
with Goldman Sachs International
for the obligation to receive a fixed
rate of 4.86% versus the three
month USD-LIBOR-BBA maturing
June 1, 2021.	12,483,891	May-16/4.86	472,266

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 11, 2025.	54,334,800	Sep-15/4.04	2,176,016

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 10, 2045.	9,916,600	Aug-15/4.375	900,427

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 7, 2045.	9,916,600	Aug-15/4.46	954,076

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	25,661,000	Jul-11/4.46	2,644,623

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.525% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	25,661,000	Jul-11/4.525	2,791,404

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.575% versus the three
month USD-LIBOR-BBA maturing
June 6, 2021.	2,732,218	Jun-16/4.575	98,551

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.745% versus the three
month USD-LIBOR-BBA maturing
July 27, 2021.	38,491,500	Jul-11/4.745	4,906,127

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.815% versus the three
month USD-LIBOR-BBA maturing
June 10, 2026.	7,555,398	Jun-16/4.815	485,208

28	Putnam VT Diversified Income Fund

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received	Contract	Expiration date/
$52,200,047) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.82% versus the three
month USD-LIBOR-BBA maturing
September 12, 2018.	$3,985,000	Sep-13/4.82	$263,076

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.8675% versus the three
month USD-LIBOR-BBA maturing
April 12, 2022.	6,832,000	Apr-12/4.8675	759,923

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 12, 2025.	9,586,860	Feb-15/5.27	858,791

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA maturing
May 14, 2022.	19,678,500	May-12/5.51	3,114,713

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 11, 2025.	54,334,800	Sep-15/4.04	5,310,140

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 10, 2045.	9,916,600	Aug-15/4.375	1,447,030

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 7, 2045.	9,916,600	Aug-15/4.46	1,375,135

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	25,661,000	Jul-11/4.46	6

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.525% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	25,661,000	Jul-11/4.525	3

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.575% versus the three
month USD-LIBOR-BBA maturing
June 6, 2021.	2,732,218	Jun-16/4.575	117,841

WRITTEN OPTIONS OUTSTANDING
at 6/30/11 (premiums received		Contract	Expiration date/
$52,200,047) (Unaudited) cont.		amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.745% versus the three
month USD-LIBOR-BBA maturing
July 27, 2021.		$38,491,500	Jul-11/4.745	$2

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.815% versus the three
month USD-LIBOR-BBA maturing
June 10, 2026.		7,555,398	Jun-16/4.815	545,349

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.82% versus the three
month USD-LIBOR-BBA maturing
September 12, 2018.		3,985,000	Sep-13/4.82	54,408

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.8675% versus the three
month USD-LIBOR-BBA maturing
April 12, 2022.		6,832,000	Apr-12/4.8675	40,496

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 12, 2025.		9,586,860	Feb-15/5.27	447,016

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA maturing
May 14, 2022.		19,678,500	May-12/5.51	47,228

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 0.578% versus the
six month CHF-LIBOR-BBA
maturing December 24, 2013.	CHF	21,550,000	Dec-11/0.578	26,566

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 0.602% versus the
six month CHF-LIBOR-BBA
maturing December 22, 2013.	CHF	21,550,000	Dec-11/0.602	31,754

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 0.70175% versus the
six month CHF-LIBOR-BBA
maturing January 23, 2014.	CHF	21,550,000	Jan-12/0.70175	49,291

Option on an interest rate swap
with UBS AG for the obligation
to pay a fixed rate of 0.722%
versus the six month
CHF-LIBOR-BBA maturing
January 23, 2014.	CHF	21,550,000	Jan-12/0.722	54,764

Total				$51,857,616

Putnam VT Diversified Income Fund	29

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/11 (proceeds receivable	Principal	Settlement
$60,563,945) (Unaudited)	amount	date	Value

Federal National Mortgage Association,
6 1/2s, July 1, 2041	$1,000,000	7/14/11	$1,132,188

Federal National Mortgage Association,
5s, June 1, 2041	18,000,000	6/13/11	19,152,522

Federal National Mortgage Association,
4 1/2s, July 1, 2041	1,000,000	7/14/11	1,034,609

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/11 (proceeds receivable	Principal	Settlement
$60,563,945) (Unaudited) cont.	amount	date	Value

Federal National Mortgage Association,
4s, July 1, 2041	$32,000,000	7/14/11	$32,000,000

Federal National Mortgage Association,
4s, June 1, 2041	7,000,000	6/13/11	7,009,296

Total			$60,328,615

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
AUD	3,470,000	$—	4/18/21	6.10%	6 month AUD-BBR-BBSW	$(82,460)

CAD	5,390,000	—	6/28/21	3.25%	3 month CAD-BA-CDOR	72,055

EUR	21,100,000	—	6/14/13	1 year EUR-EONIA-OIS-	1.711561%	14,973
				COMPOUND

GBP	13,740,000	—	6/29/20	6 month GBP-LIBOR-BBA	3.355%	(75,875)

GBP	4,180,000	—	6/30/21	6 month GBP-LIBOR-BBA	3.4725%	—

GBP	21,060,000	—	2/3/13	1.875%	6 month GBP-LIBOR-BBA	(403,639)

GBP	9,420,000	—	2/3/16	3.0625%	6 month GBP-LIBOR-BBA	(574,364)

GBP	13,690,000 E	—	2/3/31	6 month GBP-LIBOR-BBA	4.87%	(8,799)

Barclays Bank PLC
	$149,876,500	28,262	6/17/13	0.64%	3 month USD-LIBOR-BBA	102,593

	17,742,400	32,234	6/17/16	1.93%	3 month USD-LIBOR-BBA	76,851

	155,988,000	(376,911)	6/17/20	3 month USD-LIBOR-BBA	3.04%	(856,271)

	20,564,900	(42,167)	6/17/21	3 month USD-LIBOR-BBA	3.2%	(113,545)

	16,848,500	62,517	6/17/41	4.04%	3 month USD-LIBOR-BBA	126,106

	2,500,000	—	6/20/16	1.8125%	3 month USD-LIBOR-BBA	21,204

	5,200,000	—	6/20/41	3.91625%	3 month USD-LIBOR-BBA	135,973

	1,259,000	—	6/20/21	3 month USD-LIBOR-BBA	3.104%	(15,520)

	3,223,000	—	6/20/21	3 month USD-LIBOR-BBA	3.093%	(42,867)

	11,843,800	—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(467,108)

	11,542,000	—	6/23/20	2.955%	3 month USD-LIBOR-BBA	122,898

	3,900,000	—	6/24/20	2.92375%	3 month USD-LIBOR-BBA	51,828

	91,970,000	—	6/27/20	2.89485%	3 month USD-LIBOR-BBA	1,476,646

	35,790,000	—	6/27/41	3 month USD-LIBOR-BBA	3.88882%	(1,136,164)

	31,994,000	—	6/28/13	0.628%	3 month USD-LIBOR-BBA	34,839

	14,565,000	—	6/28/21	3 month USD-LIBOR-BBA	3.042%	(272,031)

	8,970,000	—	6/28/41	3.885%	3 month USD-LIBOR-BBA	291,765

	4,330,000	—	6/28/41	3 month USD-LIBOR-BBA	3.88%	(144,696)

	12,480,000	—	6/28/20	2.855%	3 month USD-LIBOR-BBA	241,521

	33,430,000	—	6/29/20	2.841084%	3 month USD-LIBOR-BBA	682,166

	13,700,000	—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	(516,072)

	2,040,000	—	6/29/13	3 month USD-LIBOR-BBA	0.6425%	(1,607)

	5,000,000	—	6/30/13	3 month USD-LIBOR-BBA	0.66%	(2,270)

	6,200,000	—	6/30/20	0.66%	3 month USD-LIBOR-BBA	106,434

	7,400,000	—	6/30/14	3 month USD-LIBOR-BBA	3.92%	(193,791)

	1,430,000	—	7/1/21	3.198%	3 month USD-LIBOR-BBA	7,679

	9,738,700	—	7/5/41	4.08%	3 month USD-LIBOR-BBA	—

	12,822,700	(16,933)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(584,443)

AUD	7,420,000	—	6/29/21	5.735%	6 month AUD-BBR-BBSW	63,329

AUD	14,840,000	—	6/30/16	5.42%	6 month AUD-BBR-BBSW	50,957

AUD	23,920,000	—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(149,914)

AUD	18,180,000	—	3/21/21	6 month AUD-BBR-BBSW	5.88%	126,310

AUD	5,350,000	—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(113,005)

30	Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
EUR	37,080,000	$—	6/15/13	1 year EUR-EONIA-OIS-	1.67%	$(8,637)
				COMPOUND

EUR	46,350,000	—	6/15/13	1.95%	3 month EUR-EURIBOR-	66,479
					REUTERS

EUR	17,544,000	—	2/9/21	3.53%	6 month EUR-EURIBOR-	(540,180)
					REUTERS

GBP	9,340,000	—	6/13/21	6 month GBP-LIBOR-BBA	3.406%	(151,855)

GBP	9,340,000	—	6/13/21	6 month GBP-LIBOR-BBA	3.406%	(151,855)

GBP	25,780,000	—	4/6/16	6 month GBP-LIBOR-BBA	3.05%	1,342,398

GBP	8,760,000	—	4/6/31	4.2375%	6 month GBP-LIBOR-BBA	(485,175)

GBP	13,520,000	—	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	(818,650)

GBP	12,640,000 E	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	(19,294)

GBP	29,490,000	—	2/3/13	1.895%	6 month GBP-LIBOR-BBA	(583,945)

GBP	18,740,000	—	5/17/13	1.555%	6 month GBP-LIBOR-BBA	(95,346)

GBP	18,740,000	—	5/18/13	1.555%	6 month GBP-LIBOR-BBA	(94,068)

Citibank, N.A.
	$122,136,700	23,398	7/9/20	3 month USD-LIBOR-BBA	3.01%	781,394

	497,363	—	6/29/21	3 month USD-LIBOR-BBA	3.05375%	(8,756)

GBP	25,780,000	—	4/5/16	6 month GBP-LIBOR-BBA	3.075%	1,395,154

GBP	8,760,000	—	4/5/31	4.21075%	6 month GBP-LIBOR-BBA	(432,971)

GBP	50,260,000	—	8/3/15	2.9225%	6 month GBP-LIBOR-BBA	(2,848,551)

GBP	14,910,000	—	8/3/20	6 month GBP-LIBOR-BBA	3.885%	1,173,647

GBP	62,830,000	—	8/3/12	6 month GBP-LIBOR-BBA	1.61%	665,466

SEK	18,570,000	—	6/10/21	3.62%	3 month SEK-STIBOR-SIDE	(24,178)

SEK	29,080,000	—	3/24/21	3 month SEK-STIBOR-SIDE	3.8025%	161,210

SEK	19,520,000	—	4/15/21	3.93%	3 month SEK-STIBOR-SIDE	(119,011)

SEK	22,380,000	—	5/23/21	3.6575%	3 month SEK-STIBOR-SIDE	(49,818)

SEK	18,570,000	—	6/9/21	3.6225%	3 month SEK-STIBOR-SIDE	(24,869)

SEK	21,070,000	—	2/4/21	3.79%	3 month SEK-STIBOR-SIDE	(117,530)

Credit Suisse International
	$24,915,000	—	6/30/21	3 month USD-LIBOR-BBA	3.159%	(210,260)

	100,319,900	(199,512)	3/14/20	3 month USD-LIBOR-BBA	3.42%	3,766,901

	36,500,000 E	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(145,270)

	1,993,000	—	7/5/21	3.265%	3 month USD-LIBOR-BBA	—

	123,716,100	(15,448)	2/24/14	1.53%	3 month USD-LIBOR-BBA	(2,461,758)

	41,477,100	(8,486)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(1,208,205)

	3,500	—	2/24/17	3 month USD-LIBOR-BBA	2.84%	144

	920,000	293	2/24/19	3 month USD-LIBOR-BBA	3.35%	44,753

	99,600	29	2/24/26	4.16%	3 month USD-LIBOR-BBA	(6,409)

	97,094,000	7,486	4/19/13	0.89%	3 month USD-LIBOR-BBA	(594,347)

	156,583,800	11,165	5/27/13	0.72%	3 month USD-LIBOR-BBA	(257,332)

CHF	7,530,000	—	6/14/21	6 month CHF-LIBOR-BBA	2.075%	(25,765)

CHF	3,790,000	—	5/13/21	2.225%	6 month CHF-LIBOR-BBA	(59,256)

CHF	3,790,000	—	5/16/21	2.185%	6 month CHF-LIBOR-BBA	(41,745)

CHF	65,600,000	—	5/19/13	0.7125%	6 month CHF-LIBOR-BBA	(357,798)

CHF	7,530,000	—	5/20/21	2.24%	6 month CHF-LIBOR-BBA	(125,758)

EUR	3,280,000	—	4/19/21	3.691%	6 month EUR-EURIBOR-	(138,639)
					REUTERS

GBP	15,120,000	—	2/3/16	3.065%	6 month GBP-LIBOR-BBA	(924,588)

GBP	8,360,000	—	2/3/21	6 month GBP-LIBOR-BBA	3.93%	651,002

MXN	46,690,000	—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(77,942)

SEK	21,070,000	—	2/7/21	3.82%	3 month SEK-STIBOR-SIDE	(126,081)

Putnam VT Diversified Income Fund	31

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse Internatonal cont.
SEK	19,520,000	$—	3/29/21	3 month SEK-STIBOR-SIDE	3.81125%	$109,513

SEK	14,760,000	—	4/4/21	3.815%	3 month SEK-STIBOR-SIDE	(68,347)

SEK	36,100,000	—	3/4/21	3 month SEK-STIBOR-SIDE	3.78%	193,356

Deutsche Bank AG
	$158,074,000	(195,365)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(6,885,465)

	2,652,000	—	6/16/20	3.013%	3 month USD-LIBOR-BBA	13,623

	34,571	—	7/1/20	3.035%	3 month USD-LIBOR-BBA	179

	21,903,000	—	7/1/16	3 month USD-LIBOR-BBA	1.955%	(60,014)

	101,216,400	(17,883)	5/13/13	0.75%	3 month USD-LIBOR-BBA	(295,524)

	124,570,100	(83,276)	4/21/13	0.81%	3 month USD-LIBOR-BBA	(649,460)

EUR	32,270,000	—	12/23/20	3.325%	6 month EUR-EURIBOR-	(609,840)
					REUTERS

KRW	4,658,000,000	—	5/9/16	4.115%	3 month KRW-CD-KSDA-	(42,370)
					BLOOMBERG

KRW	4,658,000,000	—	4/22/16	4.135%	3 month KRW-CD-KSDA-	(48,094)
					BLOOMBERG

KRW	4,619,000,000	—	4/29/16	4.14%	3 month KRW-CD-KSDA-	(48,027)
					BLOOMBERG

MXN	46,690,000	—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(61,517)

Goldman Sachs International
	$110,730,000	—	6/8/18	2.52375%	3 month USD-LIBOR-BBA	725,109

	1,914,000	—	6/20/21	3 month USD-LIBOR-BBA	3.075%	(28,491)

	35,438,000	—	7/1/14	3 month USD-LIBOR-BBA	1.105%	(18,782)

	643,000	—	7/1/41	3 month USD-LIBOR-BBA	4.02625%	(5,048)

	2,860,000	—	7/1/21	3.232%	3 month USD-LIBOR-BBA	6,778

	36,504,000	—	7/1/16	3 month USD-LIBOR-BBA	1.9625%	(86,514)

	115,244,000	—	7/5/14	3 month USD-LIBOR-BBA	1.13%	—

	47,447,700	—	7/5/21	3.2525%	3 month USD-LIBOR-BBA	—

	4,713,200	—	7/5/41	3 month USD-LIBOR-BBA	4.055%	—

	23,702,200 E	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(80,587)

	44,084,300	194,135	5/3/21	3 month USD-LIBOR-BBA	3.39%	1,010,745

	63,958,700	(182,815)	5/9/20	3 month USD-LIBOR-BBA	3.15%	473,086

	17,843,300	114,009	5/9/41	4.09%	3 month USD-LIBOR-BBA	(50,914)

	120,539,600	(74,851)	5/20/13	0.71%	3 month USD-LIBOR-BBA	(284,020)

CHF	33,040,000	—	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(198,630)

CHF	7,530,000	—	5/5/21	6 month CHF-LIBOR-BBA	2.3725%	243,794

EUR	17,430,000	—	6/9/21	6 month EUR-EURIBOR-	3.409%	32,384
				REUTERS

EUR	46,350,000	—	6/17/13	1 year EUR-EONIA-OIS-	1.665%	(52,993)
				COMPOUND

EUR	46,350,000	—	6/17/13	1.92%	3 month EUR-EURIBOR-	68,628
					REUTERS

EUR	43,190,000	—	6/20/13	1.91%	3 month EUR-EURIBOR-	81,415
					REUTERS

EUR	43,190,000	—	6/20/13	1 year EUR-EONIA-OIS-	1.615%	(136,333)
				COMPOUND

EUR	16,110,000	—	6/21/13	1 year EUR-EONIA-OIS-	1.632%	(29,875)
				COMPOUND

EUR	27,960,000	—	5/26/13	2.224%	6 month EUR-EURIBOR-	(78,014)
					REUTERS

GBP	6,530,000	—	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(413,107)

KRW	4,464,000,000	—	4/21/16	4.12%	3 month KRW-CD-KSDA-	(43,284)
					BLOOMBERG

32	Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs Internatonal cont.
SEK	22,000,000	$—	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	$(88,174)

SEK	36,100,000	—	3/2/21	3 month SEK-STIBOR-SIDE	3.7575%	182,126

JPMorgan Chase Bank, N.A.
	$6,866,200	—	3/9/26	3 month USD-LIBOR-BBA	4.07%	358,267

	73,000,000 E	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(299,849)

	30,600,000 E	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(129,781)

	111,200,000	—	5/9/13	0.7475%	3 month USD-LIBOR-BBA	(310,672)

CAD	4,790,000	—	9/21/20	3.105%	3 month CAD-BA-CDOR	49,459

EUR	37,080,000	—	6/13/13	1 year EUR-EONIA-OIS-	1.74%	16,387
				COMPOUND

EUR	37,080,000	—	6/13/13	1.9865%	3 month EUR-EURIBOR-	10,934
					REUTERS

EUR	17,510,000	—	6/15/21	6 month EUR-EURIBOR-	3.2715%	(273,813)
				REUTERS

EUR	14,540,000	—	6/15/13	2.085%	6 month EUR-EURIBOR-	25,939
					REUTERS

EUR	14,930,000	—	5/31/20	6 month EUR-EURIBOR-	2.949%	(580,157)
				REUTERS

JPY	816,000,000	—	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(281,288)

JPY	1,820,030,000	—	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(193,418)

JPY	1,814,990,000	—	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	115,827

JPY	424,200,000 E	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	42,278

JPY	570,400,000 E	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	36,009

MXN	6,670,000	—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(7,601)

MXN	34,260,000	—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	(116,482)

MXN	51,780,000	—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(148,410)

UBS, AG
AUD	4,050,000 E	—	4/11/21	6 month AUD-BBR-BBSW	6.65%	50,629

AUD	4,050,000 E	—	4/12/21	6 month AUD-BBR-BBSW	6.61%	44,936

CHF	38,072,000	—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(250,038)

Total						$(14,299,140)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received by or	appreciation/
counterparty	amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America, N.A.
	$1,240,840	$—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	$(2,995)
					30 year Fannie Mae pools

	1,284,324	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	9,579
					30 year Fannie Mae pools

	1,240,840	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(2,995)
					30 year Fannie Mae pools

	1,284,324	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	9,579
					30 year Fannie Mae pools

Barclays Bank PLC
	3,780,918	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00%	(4,845)
					30 year Fannie Mae pools

	1,020,432	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(924)
					30 year Fannie Mae pools

	702,696	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	4,617
					30 year Fannie Mae pools

	3,782,700	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	28,214
					30 year Fannie Mae pools

Putnam VT Diversified Income Fund	33

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.
		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received by or	appreciation/
counterparty	amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
	$907,549	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	$6,769
					30 year Fannie Mae pools

	2,510,501	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(19,111)
					30 year Fannie Mae pools

	2,522,298	12,612	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	30,035
					30 year Fannie Mae pools

	6,287,804	32,421	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	75,858
					30 year Fannie Mae pools

	3,764,758	22,942	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	48,948
					30 year Fannie Mae pools

	1,353,008	(1,268)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(37)
					30 year Fannie Mae pools

	1,342,465	3,146	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(2,591)
					30 year Fannie Mae pools

	674,492	5,796	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	4,161
					30 year Fannie Mae pools

	2,864,685	(3,581)	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(18,245)
					30 year Fannie Mae pools

	6,895,046	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	5,593
					30 year Fannie Mae pools

	2,864,685	895	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(13,769)
					30 year Fannie Mae pools

	3,980,806	22,392	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(1)
					30 year Fannie Mae pools

	6,684,087	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	43,914
					30 year Fannie Mae pools

	7,532,507	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	56,182
					30 year Fannie Mae pools

	2,929,810	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	22,303
					30 year Fannie Mae pools

	2,641,364	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	17,354
					30 year Fannie Mae pools

	1,513,081	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	11,518
					30 year Fannie Mae pools

	7,240,000	—	4/7/16	(2.63%)	USA Non Revised	(38,408)
					Consumer Price Index-
					Urban (CPI-U)

	510,809	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(1,233)
					30 year Fannie Mae pools

	6,809,922	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50%	4,503
					30 year Fannie Mae pools

	1,240,840	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(2,995)
					30 year Fannie Mae pools

	1,241,266	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(2,996)
					30 year Fannie Mae pools

	1,284,324	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	9,579
					30 year Fannie Mae pools

	2,980,144	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(7,194)
					30 year Fannie Mae pools

	3,086,701	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	20,279
					30 year Fannie Mae pools

	498,464	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(1,203)
					30 year Fannie Mae pools

	17,544,013	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(115,263)
					30 year Fannie Mae pools

	1,546,983	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(11,776)
					30 year Fannie Mae pools

34	Putnam VT Diversified Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.
		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received by or	appreciation/
counterparty	amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
	$1,525,789	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	$11,380
					30 year Fannie Mae pools

	7,738,548	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,117)
					30 year Fannie Mae pools

	4,408,037	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	(20,756)
					30 year Fannie Mae pools

	16,118,339	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	120,220
					30 year Fannie Mae pools

	4,008,466	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	29,897
					30 year Fannie Mae pools

	8,075,990	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	60,235
					30 year Fannie Mae pools

	3,127,039	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	20,544
					30 year Fannie Mae pools

	2,200,844	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	16,415
					30 year Fannie Mae pools

	1,102,665	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	8,224
					30 year Fannie Mae pools

	9,795,797	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(31,322)
					30 year Fannie Mae pools

	4,895,083	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	36,510
					30 year Fannie Mae pools

	29,356,092	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	37,621
					30 year Fannie Mae pools

	11,807,108	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	88,064
					30 year Fannie Mae pools

	29,928,997	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(91,034)
					30 year Fannie Mae pools

	14,881,112	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	110,992
					30 year Fannie Mae pools

	7,233,527	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	9,270
					30 year Fannie Mae pools

	794,044	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(2,415)
					30 year Fannie Mae pools

	778,844	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	998
					30 year Fannie Mae pools

	894,093	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(810)
					30 year Fannie Mae pools

	2,899,073	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(2,626)
					30 year Fannie Mae pools

	2,102,165	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(1,904)
					30 year Fannie Mae pools

	2,996,366	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	2,430
					30 year Fannie Mae pools

	3,143,177	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	7,587
					30 year Fannie Mae pools

	5,180,803	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	4,202
					30 year Fannie Mae pools

Citibank, N.A.
	1,207,637	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(2,915)
					30 year Fannie Mae pools

	1,302,126	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	8,555
					30 year Fannie Mae pools

	2,998,812	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50%	9,121
					30 year Fannie Mae pools

Putnam VT Diversified Income Fund	35

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited) cont.
		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received by or	appreciation/
counterparty	amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Citibank, N.A. cont.
	$4,248,403	$—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	$5,445
					30 year Fannie Mae pools

GBP 10,020,000		—	5/18/13	(3.38%)	GBP Non-revised UK Retail	461,183
					Price Index

Credit Suisse International
	$8,551,662	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(26,011)
					30 year Fannie Mae pools

	1,784,294	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,287
					30 year Fannie Mae pools

	1,819,115	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50%	5,533
					30 year Fannie Mae pools

	3,404,961	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,252)
					30 year Fannie Mae pools

	1,284,324	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	9,579
					30 year Fannie Mae pools

	1,240,840	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(2,995)
					30 year Fannie Mae pools

Deutsche Bank AG
	2,864,685	4,476	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(10,188)
					30 year Fannie Mae pools

	3,404,961	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,252)
					30 year Fannie Mae pools

Goldman Sachs International
	4,485,415	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(33,455)
					30 year Fannie Mae pools

	1,427,110	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	10,644
					30 year Fannie Mae pools

	5,010,000	—	7/28/11	(0.685%)	USA Non Revised	141,843
					Consumer Price Index-
					Urban (CPI-U)

	5,010,000	—	7/29/11	(0.76%)	USA Non Revised	138,739
					Consumer Price Index-
					Urban (CPI-U)

	5,010,000	—	7/30/11	(0.73%)	USA Non Revised	140,896
					Consumer Price Index-
					Urban (CPI-U)

	4,140,000	—	3/1/16	2.47%	USA Non Revised	(16,274)
					Consumer Price Index-
					Urban (CPI-U)

	3,105,000	—	3/3/16	2.45%	USA Non Revised	(15,139)
					Consumer Price Index-
					Urban (CPI-U)

	2,620,449	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	6,325
					30 year Fannie Mae pools

	567,405	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(4,232)
					30 year Fannie Mae pools

	385,407	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(2,934)
					30 year Fannie Mae pools

	902,003	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50%	(2,177)
					30 year Fannie Mae pools

	6,540,056	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	15,787
					30 year Fannie Mae pools

	8,551,662	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(26,011)
					30 year Fannie Mae pools

Total						$1,380,111

36	Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)
					Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Ford Motor Credit Co., 7%, 10/1/13	Ba2	$—	$1,020,000	3/20/12	285 bp	$13,985

Credit Suisse International
Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(23,679)	2,660,000	12/20/19	(100 bp)	254,100

Ukraine (Government of), 7.65%, 6/11/13	B2	—	795,000	10/20/11	194 bp	2,170

Deutsche Bank AG
Federal Republic of Brazil, 12 1/4%, 3/6/30	Baa2	—	700,000	10/20/17	105 bp	(6,846)

Russian Federation, 7 1/2%, 3/31/30	—	—	187,500	4/20/13	(112 bp)	(1,728)

United Mexican States, 7.5%, 4/8/33	Baa1	—	1,095,000	3/20/14	56 bp	(3,666)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR 405,000	9/20/13	715 bp	71,594

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR 375,000	9/20/13	477 bp	36,827

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR 375,000	9/20/13	535 bp	43,750

Goldman Sachs International
Lighthouse International Co, SA, 8%, 4/30/14	Ca	—	EUR 350,000	3/20/13	680 bp	(270,411)

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 16 Version 1 Index	B+	(73,673)	$3,572,000	6/20/16	500 bp	(11,706)

Republic of Argentina, 8.28%, 12/31/33	B3	—	520,000	6/20/14	235 bp	(41,672)

Russian Federation, 7 1/2%, 3/31/30	Baa1	—	95,000	9/20/13	276 bp	4,815

Morgan Stanley Capital Services, Inc.
Dominican Republic, 8 5/8%, 4/20/27	—	—	850,000	11/20/11	(170 bp)	2,675

Republic of Venezuela, 9 1/4%, 9/15/27	B2	—	680,000	10/20/12	339 bp	(30,596)

Total						$63,291

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2011.

Putnam VT Diversified Income Fund	37

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$—	$—	$355

Energy	—	—	2,627

Total common stocks	—	—	2,982

Asset-backed securities	—	56,208,388	1,355,973

Convertible bonds and notes	—	1,088,690	—

Convertible preferred stocks	—	489,874	—

Corporate bonds and notes	—	174,937,045	12,464

Foreign government bonds and notes	—	46,159,117	—

Mortgage-backed securities	—	130,895,560	2,738,980

Preferred stocks	—	581,093	—

Purchased options outstanding	—	7,757,176	—

Senior loans	—	12,625,474	—

U.S. Government and agency mortgage obligations	—	104,897,835	—

Warrants	—	518	26,118

Short-term investments	38,545,701	87,364,533	—

Totals by level	$38,545,701	$623,005,303	$4,136,517

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,102,201)	$—

Futures contracts	(2,510,966)	—	—

Written options	—	(51,857,616)	—

TBA sale commitments	—	(60,328,615)	—

Interest rate swap contracts	—	(13,559,021)	—

Total return swap contracts	—	1,280,280	—

Credit default contracts	—	160,643	—

Totals by level	$(2,510,966)	$(125,406,530)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

38	Putnam VT Diversified Income Fund

Statement of assets and liabilities
6/30/11 (Unaudited)

Assets

Investment in securities, at value(Note 1):

Unaffiliated issuers (identified cost $624,163,370)	$627,141,820

Affiliated issuers (identified cost $38,545,701) (Note 6)	38,545,701

Cash	223,826

Foreign currency (cost $40,788) (Note 1)	41,251

Interest and other receivables	5,016,347

Receivable for shares of the fund sold	33,129

Receivable for investments sold	6,247,773

Receivable for sales of delayed delivery securities (Note 1)	64,912,106

Unrealized appreciation on swap contracts (Note 1)	20,105,503

Unrealized appreciation on forward currency contracts (Note 1)	921,712

Premiums paid on swap contracts (Note 1)	1,315,848

Total assets	764,505,016

Liabilities

Payable for variation margin (Note 1)	873,919

Payable for investments purchased	4,575,918

Payable for purchases of delayed delivery securities (Note 1)	106,356,027

Payable for shares of the fund repurchased	480,158

Payable for compensation of Manager (Note 2)	233,237

Payable for investor servicing fees (Note 2)	42,898

Payable for custodian fees (Note 2)	75,798

Payable for Trustee compensation and expenses (Note 2)	109,224

Payable for administrative services (Note 2)	2,690

Payable for distribution fees (Note 2)	73,445

Unrealized depreciation on forward currency contracts (Note 1)	2,023,913

Written options outstanding, at value (premiums received
$52,200,047) (Notes 1 and 3)	51,857,616

Premiums received on swap contracts (Note 1)	578,208

Unrealized depreciation on swap contracts (Note 1)	32,961,241

TBA sale commitments, at value (proceeds receivable $60,563,945)
(Note 1)	60,328,615

Other accrued expenses	117,726

Total liabilities	260,690,633

Net assets	$503,814,383

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 8)	$558,181,035

Undistributed net investment income (Note 1)	16,509,975

Accumulated net realized loss on investments and foreign currency
transactions (Note 1)	(57,959,616)

Net unrealized depreciation of investments and assets and liabilities in
foreign currencies	(12,917,011)

Total — Representing net assets applicable
to capital shares outstanding	$503,814,383

Computation of net asset value Class IA

Net assets	$155,555,298

Number of shares outstanding	21,326,056

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$7.29

Computation of net asset value Class IB

Net assets	$348,259,085

Number of shares outstanding	47,742,240

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$7.29

Statement of operations
Six months ended 6/30/11 (Unaudited)

Investment income

Interest (net of foreign tax of $59,741) (including interest income
of $39,711 from investments in affiliated issuers) (Note 6)	$18,650,935

Dividends	12,301

Total investment income	18,663,236

Expenses

Compensation of Manager (Note 2)	1,436,288

Investor servicing fees (Note 2)	263,699

Custodian fees (Note 2)	71,489

Trustee compensation and expenses (Note 2)	18,424

Administrative services (Note 2)	7,941

Distribution fees — Class IB (Note 2)	452,051

Other	149,690

Total expenses	2,399,582

Expense reduction (Note 2)	(835)

Net expenses	2,398,747

Net investment income	16,264,489

Net realized gain on investments (Notes 1 and 3)	22,311,014

Net realized gain on swap contracts (Note 1)	8,965,308

Net realized loss on futures contracts (Note 1)	(331,008)

Net realized loss on foreign currency transactions (Note 1)	(5,860,743)

Net realized gain on written options (Notes 1 and 3)	2,945,285

Net unrealized depreciation of assets and liabilities in foreign currencies
during the period	(578,396)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments
during the period	(29,756,778)

Net loss on investments	(2,305,318)

Net increase in net assets resulting from operations	$13,959,171

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund	39

Statement of changes in net assets

	Six months ended	Year ended
	6/30/11*	12/31/10

Increase (decrease) in net assets

Operations:

Net investment income	$16,264,489	$48,697,420

Net realized gain on investments
and foreign currency transactions	28,029,856	26,421,589

Net unrealized depreciation of
investments and assets and liabilities
in foreign currencies	(30,335,174)	(11,424,242)

Net increase in net assets resulting
from operations	13,959,171	63,694,767

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(15,529,518)	(24,120,212)

Class IB	(33,930,534)	(51,004,689)

Increase in capital from settlement
payments (Note 8)	136	—

Increase from capital share transactions
(Note 4)	13,686,331	20,164,900

Total increase (decrease) in net assets	(21,814,414)	8,734,766

Net assets:

Beginning of period	525,628,797	516,894,031

End of period (including undistributed net
investment income of $16,509,975 and
$49,705,538, respectively)	$503,814,383	$525,628,797

* Unaudited.

The accompanying notes are an integral part of these financial statements.

40	Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/11†	$7.85	.24	(.02)	.22	(.78)	(.78)	—[f,g]	$7.29	2.61*	$155,555	.37*	.37*	3.17*	89 *

12/31/10	8.11	.72	.23	.95	(1.21)	(1.21)	—	7.85	13.02	163,545	.74[h]	.74[h]	9.41	115

12/31/09	5.72	.61	2.29	2.90	(.51)	(.51)	—	8.11	54.83	167,996	.77[i,j]	.73[i]	9.07[i]	168

12/31/08	8.81	.47	(3.07)	(2.60)	(.49)	(.49)	—[f,k]	5.72	(31.07)	127,770	.74[i]	.74[i]	6.19[i]	198

12/31/07	8.89	.46	(.09)	.37	(.45)	(.45)	—	8.81	4.31	248,629	.75[i]	.75[i]	5.25[i]	79

12/31/06	8.86	.44	.11	.55	(.52)	(.52)	—	8.89	6.60	291,212	.76[i]	.76[i]	5.12[i]	87

Class IB

6/30/11†	$7.84	.23	(.02)	.21	(.76)	(.76)	—[f,g]	$7.29	2.47*	$348,259	.49 *	.49 *	3.05*	89 *

12/31/10	8.10	.70	.23	.93	(1.19)	(1.19)	—	7.84	12.81	362,084	.99 [h]	.99 [h]	9.13	115

12/31/09	5.68	.61	2.30	2.91	(.49)	(.49)	—	8.10	55.35	348,898	1.02[i,j]	.98[i]	8.95[i]	168

12/31/08	8.70	.43	(2.98)	(2.55)	(.47)	(.47)	—[f,k]	5.68	(30.82)	173,632	.99[i]	.99[i]	5.71[i]	198

12/31/07	8.78	.43	(.08)	.35	(.43)	(.43)	—	8.70	4.13	225,160	1.00 [i]	1.00 [i]	5.02[i]	79

12/31/06	8.76	.42	.10	.52	(.50)	(.50)	—	8.78	6.29	188,602	1.01 [i]	1.01 [i]	4.86 [i]	87

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes dollar roll transactions.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursal related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 8).

h Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.01% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.13%

12/31/08	0.13

12/31/07	0.08

12/31/06	0.09

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund	41

Notes to financial statements 6/30/11 (Unaudited)

Note 1 — Significant accounting policies

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek as high a level of current income as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital by investing primarily in bonds that are securitized debt instruments and other obligations of companies and governments worldwide that are either investment-grade or below investment-grade and have intermediate- to long-term maturities. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2011 through June 30, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

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E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

G) Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average number of contracts of approximately 3,100 on futures contracts for the reporting period.

H) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $330,600,000 on purchased options contracts for the reporting period.

I) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

J) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $239,600,000 on total return swap contracts for the reporting period.

K) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk

Putnam VT Diversified Income Fund	43

of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $4,196,800,000 on interest rate swap contracts for the reporting period.

L) Credit default contracts The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

M) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,083,455 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $60,344,914 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $60,587,108.

N) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

O) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

P) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Q) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

R) Line of credit The fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the

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uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

S) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2010, the fund had a capital loss carryover of $84,173,241 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$888,100	12/31/13

10,290,691	12/31/15

38,764,814	12/31/16

34,229,636	12/31/17

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $667,023,785, resulting in gross unrealized appreciation and depreciation of $19,449,669 and $20,785,933, respectively, or net unrealized depreciation of $1,336,264.

T) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

U) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

V) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 59.3% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion,
0.465%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $835 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $296, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses

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incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $394,179,643 and $433,489,784, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding at
beginning of the reporting period	USD	827,199,480	$45,853,125

	CHF	43,100,000	$44,971

Options opened	USD	420,767,801	10,877,743

	CHF	43,100,000	49,141

Options exercised	USD	(238,095,825)	(4,624,933)

	CHF	—	—

Options expired	USD	—	—

	CHF	—	—

Options closed	USD	—	—

	CHF	—	—

Written options outstanding at
end of the reporting period	USD	1,009,871,456	$52,105,935

	CHF	86,200,000	$94,112

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/11		Year ended 12/31/10		Six months ended 6/30/11		Year ended 12/31/10

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	196,405	$1,514,536	474,040	$3,619,075	3,055,762	$23,700,925	7,273,024	$55,667,442

Shares issued in connection with
reinvestment of distributions	2,101,423	15,529,518	3,350,029	24,120,212	4,585,207	33,930,534	7,083,985	51,004,689

	2,297,828	17,044,054	3,824,069	27,739,287	7,640,969	57,631,459	14,357,009	106,672,131

Shares repurchased	(1,807,837)	(13,955,995)	(3,697,498)	(28,465,572)	(6,098,903)	(47,033,187)	(11,235,206)	(85,780,946)

Net increase (decrease)	489,991	$3,088,059	126,571	$(726,285)	1,542,066	$10,598,272	3,121,803	$20,891,185

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$515,562	Payables	$354,919

Foreign exchange contracts	Receivables	921,712	Payables	2,023,913

Equity contracts	Investments	26,636	Payables	—

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
	Unrealized appreciation/(depreciation)	27,934,661*	appreciation/(depreciation)	86,824,808*

Total		$29,398,571		$89,203,640

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$130,284	$130,284

Foreign exchange contracts	—	—	(5,711,371)	—	$(5,711,371)

Interest rate contracts	4,976,042	(331,008)	—	8,835,024	$13,480,058

Total	$4,976,042	$(331,008)	$(5,711,371)	$8,965,308	$7,898,971

46	Putnam VT Diversified Income Fund

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(191,222)	$(191,222)

Foreign exchange contracts	—	—	—	(569,743)	—	$(569,743)

Equity contracts	—	4,998	—	—	—	$4,998

Interest rate contracts	(8,854,372)	—	(292,406)	—	(3,464,563)	$(12,611,341)

Total	$(8,854,372)	$4,998	$(292,406)	$(569,743)	$(3,655,785)	$(13,367,308)

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $39,711 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $204,384,325 and $187,447,027, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $136 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Putnam VT Diversified Income Fund	47

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

The Board of Trustees, with the assistance of its Contract Committee which consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (“Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. Over the course of several months ending in June 2011, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees on a number of occasions. At the Trustees’ June 17, 2011 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2011. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Most of the open-end Putnam funds have new management contracts, with new fee schedules reflecting the implementation of more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds, and performance fees for some funds. These new management contracts have been in effect for a little over a year — since January or, for a few funds, February, 2010. The Trustees approved the new management contracts on July 10, 2009, and fund shareholders subsequently approved the contracts by overwhelming majorities of the shares voted.

Because these management contracts had been implemented only recently, the Contract Committee had limited practical experience with the operation of the new fee structures. Under its new management contract, your fund has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds had only been in place for a short while, and the Trustees will examine the operation of this new breakpoint structure in future years in light of further experience.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement certain expense limitations. These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. The expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions and extraordinary expenses). Putnam Management’s support for these expense limitations was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

48	Putnam VT Diversified Income Fund

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 1st quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 3rd quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2010 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2010 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of several investment oversight committees of the Trustees, which met on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Committee noted the substantial improvement in the performance of most Putnam funds during the 2009–2010 period and Putnam Management’s ongoing efforts to strengthen its investment personnel and processes. The Committee also noted the disappointing investment performance of some funds for periods ended December 31, 2010 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2010 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

1st	2nd	3rd

Over the one-year, three-year and five-year periods ended December 31, 2010, there were 60, 50 and 44 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft-dollar credits acquired through these means are used primarily to supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft-dollar credits continues to be allocated to the payment of fund expenses. The Trustees

Putnam VT Diversified Income Fund	49

indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management contract, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

50	Putnam VT Diversified Income Fund

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Putnam VT Diversified Income Fund	51

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52	Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Kenneth R. Leibler
Robert E. Patterson
Marketing Services	Legal Counsel	George Putnam, III
Putnam Retail Management	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		W. Thomas Stephens
Boston, MA 02109

Putnam VT Diversified Income Fund	53

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	268674 8/11

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2011

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 26, 2011